Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.1%)
U.S. Government Securities (7.1%)
	U.S. Treasury Note/Bond	0.250%	9/30/23	25,000	24,980
	U.S. Treasury Note/Bond	0.375%	9/15/24	75,000	74,672
	U.S. Treasury Note/Bond	0.375%	12/31/25	50,000	49,000
	U.S. Treasury Note/Bond	0.875%	6/30/26	15,000	14,946
	U.S. Treasury Note/Bond	1.625%	5/15/31	2,000	2,024
Total U.S. Government and Agency Obligations (Cost $166,694)					165,622
Asset-Backed/Commercial Mortgage-Backed Securities (8.1%)
[1]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	240	246
[1]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	250	256
[1,2]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	264	279
[1,2]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	170	182
[1,2]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	85
[1,2]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	107
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	360	359
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	253
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	700	727
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	560	583
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	277
[1,2]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	280	280
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	320	343
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-1A	3.450%	3/20/23	590	595
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	460	490
[1]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	410	409
[1]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	294	312
[1]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	121
[1,3]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.504%	9/15/48	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.018%	9/20/46	106	87
[1]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	165
[1]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	32
[1]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	396
[1]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	296
[1]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	80	87
[1]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	485	541
[1]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	164	181
[1,3]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.151%	5/25/47	126	124
[1,3]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.858%	10/25/36	132	122
[1]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	430	452
[1,3]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	160	177
[1]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	177	195
[1,3]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.929%	2/25/30	192	193
[1,2]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	18	18
[1,2]	Canadian Pacer Auto Receivables Trust Class A3 Series 2020-1A	1.830%	7/19/24	930	939
[1,2]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	80	82
[1,2]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	140	144
[1,2]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	203
[1]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	1,780	1,776
[1]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	183	185
[1]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-2	1.920%	5/15/24	1,077	1,087
[1]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	390	400
[1]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	790	810
[1,2]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	1,460	1,460
[1]	Carmax Auto Owner Trust Class A3 Series 2019-3	2.180%	8/15/24	1,204	1,219
[1]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	1,160	1,159
[1]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	240	248
[1]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	270	278
[1]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	440	454
[1]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	380	392
[1]	CarMax Auto Owner Trust Class A4 Series 2021-4	0.820%	4/15/27	210	209
[1]	CarMax Auto Owner Trust Class B Series 2017-4	2.460%	8/15/23	130	131
[1]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	210	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	350	362
[1]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	260	262
[1]	CarMax Auto Owner Trust Class C Series 2017-4	2.700%	10/16/23	130	131
[1]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	220	222
[1]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	140	145
[1]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	140	145
[1]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	162
[1]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	210
[1]	CarMax Auto Owner Trust Class C Series 2021-3	1.250%	5/17/27	240	238
[1]	CarMax Auto Owner Trust Class C Series 2021-4	1.380%	7/15/27	260	258
[1]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	200	208
[1]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	600	599
[1]	Carvana Auto Receivables Trust Class A4Series 2021-P3	1.030%	6/10/27	290	289
[1]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	101
[1]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	121
[1,3]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	197
[1]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	165	180
[1,3]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	42
[1]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	109
[1,2]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	476	478
[1,3]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.642%	3/20/36	88	84
[1,3]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.844%	2/25/47	101	82
[1]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	221	232
[1]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	1,263	1,335
[1]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	64
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	156	161
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	150	160
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	72	75
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	570	610
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	651	700
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	335	365
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	203
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	220	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	748	802
[1]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	770	818
[1]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	310	332
[1,3]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	130	139
[1]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	240	262
[1,3]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.579%	7/10/47	153	162
[1,3]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	100	100
[1,3]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.408%	9/15/50	40	43
[1,3]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	2.984%	7/25/37	54	51
[1]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	7	7
[1]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	262	267
[1]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	270	285
[1]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	171	179
[1]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	53
[1]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	498	524
[1]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	70	72
[1]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	247	262
[1]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	206	219
[1,3]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	76	81
[1]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	7	7
[1,3]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.388%	7/10/45	330	348
[1]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	76	77
[1,3]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	470	503
[1,3]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	400	428
[1]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	37	39
[1]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	188	198
[1]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	131	143
[1]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	753	819
[1]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	405	440
[1]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	439	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	205	214
[1]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	307	324
[1]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	641	688
[1]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	781	838
[1]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	479	518
[1]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	825	884
[1]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	252	274
[1]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	100	101
[1]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	40	40
[1,2]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	250	255
[1,2,3]	COMM Mortgage Trust Class AM Series 2013-CR9	4.412%	7/10/45	250	257
[1,2,3]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	435	462
[1,3]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	250	268
[1]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	650	695
[1,2]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	70	72
[1,2,3]	COMM Mortgage Trust Class C Series 2013-CR9	4.412%	7/10/45	280	254
[1,3]	COMM Mortgage Trust Class C Series 2015-CR27	4.599%	10/10/48	825	886
[1]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	330	354
[1]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	981	1,070
[1]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	134
[1,3]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.515%	8/15/48	240	220
[1]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	410	476
[1]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	142
[1]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	1,170	1,167
[1]	Discover Card Execution Note Trust Class A1 Series 2021-A1	1.030%	9/15/28	430	427
[1,2]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	200	203
[1,2]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	400	398
[1]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	295	298
[1]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	190	194
[1]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	510	512
[1]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	1	1
[1]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	332	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	660	683
[1]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	500	517
[1]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	180	185
[1]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	180	185
[1]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	209
[1,2,3]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.886%	10/25/56	243	244
[1,2,3]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	153	158
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	760	758
[1,2]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	440	443
[1,3]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.542%	11/25/36	51	39
[1,3]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.895%	1/25/37	101	72
[1,2]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	399	396
[1]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	490	493
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	210	210
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	2,230	2,386
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	640	662
[1]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	900	923
[1,2]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	510	545
[1,2]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	630	652
[1,2]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	210
[1]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	500	505
[1,2]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	370	378
[1,2]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	147
[1]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	370	383
[1,2]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	238
[1]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	300	308
[1]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	170
[1,2]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	200
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	70	70
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	190	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	1,330	1,326
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	200	199
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2021-3	0.500%	7/21/25	300	299
[1]	GM Financial Automobile Leasing Trust Class B Series 2020-1	1.840%	12/20/23	460	465
[1]	GM Financial Automobile Leasing Trust Class B Series 2021-1	0.750%	5/17/27	100	100
[1]	GM Financial Automobile Leasing Trust Class B Series 2021-2	0.690%	5/20/25	370	370
[1]	GM Financial Automobile Leasing Trust Class B Series 2021-3	0.760%	7/21/25	270	269
[1]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	150	154
[1]	GM Financial Automobile Leasing Trust Class C Series 2021-1	1.040%	5/17/27	70	70
[1]	GM Financial Automobile Leasing Trust Class C Series 2021-2	1.010%	5/20/25	360	361
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	210	213
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	210	217
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	410	411
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	780	779
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	170	173
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	330	332
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	420	419
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	200	201
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	240
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	231
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	101
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	91
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	220	221
[1]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	102
[1,2]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	990	984
[1,2]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	59
[1,2]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	100
[1,3]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.964%	11/19/35	19	18
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	1,590	1,593
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	281
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	111
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	202
[1,2]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	770	812
[1,2]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	836
[1,2,3]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.579%	8/25/60	112	113
[1,3]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	100	114
[1]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	82
[1]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	306	317
[1]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	693	715
[1]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	495	522
[1]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	910	955
[1]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	300	322
[1]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	99	108
[1]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	588	637
[1]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	530	562
[1,3]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	11
[1]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	227
[1]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	110	119
[1,3]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.185%	7/10/46	543	572
[1]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	600	641
[1]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	807	871
[1]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	330	355
[1]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	677	725
[1,2]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	18	18
[1]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	21
[1,3]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	380	408
[1,3]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	100	104
[1,3]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.648%	9/10/47	270	281
[1,2,3]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.218%	7/10/46	140	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.669%	9/10/47	410	390
[1,3]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	310	326
[1,2]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	259	254
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	85	86
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2020-A	1.870%	10/15/24	606	611
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	780	780
[1]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	270	276
[1]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	1.930%	4/15/27	240	245
[1]	Harley-Davidson Motorcycle Trust Class A4 Series 2021-B	0.820%	5/15/29	320	319
[1,2]	Hertz Vehicle Financing LLC Class B Series 2021-1A	1.560%	12/26/25	420	421
[1,2]	Hertz Vehicle Financing LLC Class C Series 2021-1A	2.050%	12/26/25	200	201
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	960	959
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	650	649
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	190	193
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	400	398
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	350	349
[1,2]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	18	18
[1,2]	HPEFS Equipment Trust Class A3 Series 2020-1A	1.760%	2/20/30	600	603
[1,2]	HPEFS Equipment Trust Class B Series 2019-1A	2.320%	9/20/29	180	181
[1,2]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	300	303
[1,2]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	100	101
[1,2]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	100	102
[1,2]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	500	456
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	220	219
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	1,030	1,028
[1]	Hyundai Auto Receivables Trust Class A3 Series 2019-B	1.940%	2/15/24	249	251
[1]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	1,450	1,453
[1]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	410	421
[1]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	630	631
[1]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	190	196
[1]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	120	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hyundai Auto Receivables Trust Class B Series 2020-B	0.940%	12/15/25	130	131
[1]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	279
[1]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	269
[1]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	230
[1]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	160	163
[1]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	250
[1]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	400	399
[1]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	250	251
[1,2,3]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.934%	12/17/36	217	217
[1,2,3]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.784%	3/17/37	941	940
[1,2,3]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.234%	12/17/36	84	84
[1,2,3]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.034%	3/17/37	260	260
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	277	280
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	41	43
[1,3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	77	81
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	50	53
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	592	602
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	2	2
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	400	426
[1,3]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.124%	12/15/46	550	590
[1,2,3]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.872%	11/15/43	91	91
[1,3]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.213%	1/15/46	70	73
[1,3]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.189%	12/15/46	270	286
[1,2,3]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.872%	11/15/43	170	146
[1]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	553	582
[1]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	588	637
[1,3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	226	236
[1]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	100	107
[1]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	70	75
[1]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	530	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	354	377
[1]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	580	622
[1]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	513	564
[1]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	41
[1]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	100	106
[1]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	750	800
[1]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,292
[1]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	290
[1,3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.174%	7/15/45	180	188
[1,3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	300	320
[1,3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	385	421
[1,3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.956%	2/15/47	300	318
[1,3]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.956%	2/15/47	250	241
[1]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	269
[1]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	221
[1]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	75	82
[1]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	75	82
[1]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	220	238
[1]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	11
[1]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	176
[1,2,3]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	280	287
[1,2]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	138	141
[1,2]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	222	228
[1,2]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	1,420	1,417
[1,3]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	1.875%	4/25/34	3	3
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	790	790
[1]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	420	419
[1]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.730%	12/15/27	450	448
[1]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	590	604
[1,3]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.445%	7/25/33	5	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	1.655%	2/25/33	8	8
[1,2]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	200	204
[1,2]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	86	86
[1,2]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	110	117
[1,2]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	231
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	259	267
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	668	705
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	233	249
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	413	441
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	102	104
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.216%	7/15/46	683	716
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.297%	8/15/46	580	611
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	80	85
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	200	212
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	130	133
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	95	98
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	315	337
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	490	528
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	440	471
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	780	831
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	822	890
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	779	840
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	1,304	1,437
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	82
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	450	481
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	644	688
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	320	342
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,455	1,584
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	60	61
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	450	480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	230	245
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	160	171
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.491%	6/15/47	660	682
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.216%	7/15/46	70	61
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.062%	4/15/47	50	53
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.924%	6/15/47	300	298
[1,3]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.891%	5/15/49	40	42
[1]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	140	151
[1,2]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	375	399
[1,2]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	377	399
[1]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	916	1,001
[1]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	400	428
[1]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	154	163
[1]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	195	215
[1]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	60	60
[1,3]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.735%	12/15/48	150	146
[1,3]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.038%	6/25/36	49	46
[1,2]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	585	583
[1,2]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	190	194
[1,2]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	350	362
[1,2]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	1,019	1,071
[1,2,3]	Navient Student Loan Trust Class A2 Series 2016-2A, 1M USD LIBOR + 1.050%	1.136%	6/25/65	10	10
[1,2,3]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	0.836%	3/25/66	380	381
[1,2]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	478	498
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	340	347
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	280	288
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	610	628
[1,2]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	200	174
[1,2,3]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.965%	1/16/60	172	172
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.087%	6/20/60	81	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.037%	8/18/60	70	70
[1,2]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	220	223
[1,2,3]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.036%	11/25/65	292	296
[1,2,3]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.933%	12/5/59	241	241
[1,2,3]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.935%	4/10/50	36	36
[1,2,3]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.885%	11/10/49	159	160
[1,3]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.459%	9/25/36	48	39
[1,3]	RFMSI Trust Class 2A1 Series 2006-SA2	4.438%	8/25/36	149	118
[1]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	630	635
[1]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	400	403
[1]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	440	442
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	1,160	1,179
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	780	799
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	1,091	1,108
[1]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	880	900
[1]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	550	552
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2020-A	1.740%	7/20/23	770	778
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	1,160	1,159
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	340	345
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	290	289
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	270	269
[1,2]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	310	311
[1,2]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	410	409
[1,2]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	470	481
[1,2]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	610
[1,2]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	469
[1,2]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	230	232
[1,2]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	85	85
[1,2]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	126	129
[1,2]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	273	282
[1,2]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	527	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	721	757
[1,2,3]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.036%	1/25/39	17	17
[1,2,3]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.686%	7/25/40	9	9
[1,2]	SoFi Professional Loan Program LLC Class A2B Series 2016-B	2.740%	10/25/32	29	29
[1,2]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	29	30
[1,2]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	47	48
[1,2]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	11	11
[1,2]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	149	150
[1,2]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	203	206
[1,2]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	76	77
[1,2]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	130	132
[1,2]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	133	136
[1,2]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	156	156
[1]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	380	390
[1,2]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	470	469
[1,2]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.630%	9/22/25	230	229
[1,2]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.910%	9/22/25	340	339
[1,2]	Tesla Auto Lease Trust Class A3 Series 2021-B	1.120%	9/22/25	230	230
[1,2]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	130	131
[1,2]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	100	101
[1,2]	Tidewater Auto Receivables Trust Class C Series 2018-AA	3.840%	11/15/24	37	37
[1,2]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	120	121
[1,2]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	640	673
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	100	105
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	599
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,280	1,277
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	570	568
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	190	196
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	300	308
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	900	920
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	900	900
[1,2]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	200	200
[1,2]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	740	766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	166
[1]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	30	30
[1]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	182
[1,2]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	606	601
[1]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	150	154
[1]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	50	51
[1]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	1,540	1,537
[1]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	730	728
[1]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	390
[1]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	500	511
[1]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	630	632
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	430	432
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-1	3.150%	7/22/24	220	221
[1,3]	WaMu Mortgage Pass-Through Certificates Trust Class 1A7 Series 2003-AR9	2.514%	9/25/33	6	6
[1,3]	WaMu Mortgage Pass-Through Certificates Trust Class A Series 2002-AR18	2.572%	1/25/33	4	4
[1,3]	WaMu Mortgage Pass-Through Certificates Trust Class A7 Series 2003-AR7	2.364%	8/25/33	4	4
[1]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	453	486
[1]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	320	336
[1,3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	277	292
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	604	634
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	585	634
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	420	457
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	899	984
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	160	172
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	128
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	82
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	82
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	102
[1]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	1,120	1,196
[1]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	870	931
[1]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	40	41
[1,3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.443%	7/15/46	110	114
[1]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	207
[1,3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	350	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	275	301
[1]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	210	234
[1]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	142
[1]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	118
[1,3]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.709%	9/15/58	315	326
[1,3]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	83
[1,3]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.534%	10/25/36	63	60
[1,2,3]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	875	918
[1,3]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	355	374
[1]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	230	243
[1]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	480	504
[1]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	28	30
[1]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	467	499
[1]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	58	61
[1]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	350	372
[1,3]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	165	176
[1]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	530	569
[1]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	565	605
[1]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	589	630
[1]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	460	497
[1]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	342	365
[1]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	903	964
[1]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	70	72
[1]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	50	52
[1]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	178
[1,3]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.026%	12/15/46	140	147
[1]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	273
[1,3]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	87
[1]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	720	719
[1]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	650	648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	130	134
[1]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	230	237
[1]	World Omni Auto Receivables Trust Class A4 Series 2021-B	0.690%	6/15/27	190	189
[1]	World Omni Auto Receivables Trust Class A4 Series 2021-C	0.640%	9/15/27	390	386
[1]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	220	223
[1]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	170	175
[1]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	150	152
[1]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	300	301
[1]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	140
[1]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	139
[1]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	101
[1]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	130
[1]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	70	69
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	810	810
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	320	320
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $184,871)					189,394
Corporate Bonds (75.7%)
Communications (5.5%)
	AT&T Inc.	0.000%	11/16/21	1,270	1,270
	AT&T Inc.	0.436%	12/14/21	4,050	4,048
	AT&T Inc.	0.406%	12/16/21	5,200	5,197
	AT&T Inc.	3.000%	6/30/22	991	1,006
	AT&T Inc.	2.625%	12/1/22	200	204
	AT&T Inc.	4.050%	12/15/23	130	140
	AT&T Inc.	0.900%	3/25/24	8,695	8,707
	AT&T Inc.	4.450%	4/1/24	90	98
	AT&T Inc.	3.950%	1/15/25	245	267
	AT&T Inc.	3.400%	5/15/25	825	889
	AT&T Inc.	3.600%	7/15/25	55	60
	AT&T Inc.	1.700%	3/25/26	5,760	5,835
[4]	Booking Holdings Inc.	0.100%	3/8/25	720	836
	Booking Holdings Inc.	3.600%	6/1/26	500	550
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	7,889	8,089
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	2,496	2,700
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	6,695	7,526
[2]	Cogent Communications Group Inc.	3.500%	5/1/26	90	92
	Comcast Corp.	3.600%	3/1/24	30	32
	Comcast Corp.	3.700%	4/15/24	2,437	2,621
	Comcast Corp.	3.375%	2/15/25	800	861
	Comcast Corp.	3.375%	8/15/25	2,820	3,056
	Comcast Corp.	3.950%	10/15/25	1,645	1,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.150%	3/1/26	1,550	1,675
[4]	Comcast Corp.	0.010%	9/14/26	1,440	1,660
	Comcast Corp.	2.350%	1/15/27	1,500	1,571
[2]	Cox Communications Inc.	3.150%	8/15/24	250	265
	CSC Holdings LLC	6.750%	11/15/21	150	151
[2]	CSC Holdings LLC	5.375%	2/1/28	150	157
[2]	CSC Holdings LLC	7.500%	4/1/28	30	32
[2]	CSC Holdings LLC	6.500%	2/1/29	195	211
[2]	CSC Holdings LLC	4.625%	12/1/30	149	141
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	450	466
	Discovery Communications LLC	2.950%	3/20/23	1,970	2,038
	Discovery Communications LLC	3.800%	3/13/24	1,465	1,562
	Discovery Communications LLC	3.900%	11/15/24	897	971
	Discovery Communications LLC	3.450%	3/15/25	175	187
	Discovery Communications LLC	3.950%	6/15/25	210	229
	Discovery Communications LLC	4.900%	3/11/26	1,040	1,182
	Expedia Group Inc.	3.600%	12/15/23	160	169
	Expedia Group Inc.	4.500%	8/15/24	200	217
[2]	Expedia Group Inc.	6.250%	5/1/25	69	80
	Expedia Group Inc.	5.000%	2/15/26	300	339
	Fox Corp.	3.666%	1/25/22	1,763	1,782
	Fox Corp.	4.030%	1/25/24	1,685	1,807
	Fox Corp.	3.050%	4/7/25	2,013	2,143
[2]	Frontier Communications Holdings LLC	5.875%	10/15/27	35	37
[2]	Frontier Communications Holdings LLC	5.000%	5/1/28	175	184
[2]	Frontier Communications Holdings LLC	6.750%	5/1/29	60	63
[5]	Global Switch Holdings Ltd.	4.375%	12/13/22	600	841
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	154	166
	Lamar Media Corp.	3.750%	2/15/28	40	41
	Level 3 Financing Inc.	5.250%	3/15/26	50	52
[2]	Level 3 Financing Inc.	4.625%	9/15/27	50	52
[2]	Level 3 Financing Inc.	4.250%	7/1/28	20	20
[2]	Level 3 Financing Inc.	3.625%	1/15/29	80	78
[2]	Netflix Inc.	3.625%	6/15/25	420	446
	Netflix Inc.	4.875%	4/15/28	205	236
	Netflix Inc.	5.875%	11/15/28	10	12
[2]	Nexstar Media Inc.	5.625%	7/15/27	120	127
[2]	Nexstar Media Inc.	4.750%	11/1/28	100	104
[2]	NTT Finance Corp.	0.583%	3/1/24	1,390	1,387
[2]	NTT Finance Corp.	1.162%	4/3/26	2,510	2,495
	Ooredoo International Finance Ltd.	3.250%	2/21/23	255	263
	Qwest Corp.	6.750%	12/1/21	1,100	1,110
	Rogers Communications Inc.	3.000%	3/15/23	70	72
[2]	Scripps Escrow II Inc.	3.875%	1/15/29	35	35
[2]	Sirius XM Radio Inc.	3.125%	9/1/26	35	35
[2]	Sirius XM Radio Inc.	5.000%	8/1/27	20	21
[2]	Sirius XM Radio Inc.	4.000%	7/15/28	25	25
[2]	Sky Ltd.	3.125%	11/26/22	1,330	1,372
[2]	Sky Ltd.	3.750%	9/16/24	1,580	1,718
[4]	Sky Ltd.	2.500%	9/15/26	645	837
	Sprint Corp.	7.125%	6/15/24	364	414
	Sprint Corp.	7.625%	3/1/26	110	133
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	300
	T-Mobile USA Inc.	3.500%	4/15/25	7,395	7,961
	T-Mobile USA Inc.	1.500%	2/15/26	1,730	1,736
	T-Mobile USA Inc.	2.250%	2/15/26	305	308
[2]	T-Mobile USA Inc.	2.250%	2/15/26	145	147
[2]	Twitter Inc.	3.875%	12/15/27	60	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VeriSign Inc.	5.250%	4/1/25	830	935
[6]	Verizon Communications Inc.	3.500%	2/17/23	170	128
	Verizon Communications Inc.	4.150%	3/15/24	300	323
	Verizon Communications Inc.	3.500%	11/1/24	700	754
	Verizon Communications Inc.	0.850%	11/20/25	1,220	1,208
	Verizon Communications Inc.	1.450%	3/20/26	3,465	3,497
	Verizon Communications Inc.	2.625%	8/15/26	570	603
	Verizon Communications Inc.	2.100%	3/22/28	1,280	1,299
[2]	Verizon Communications Inc.	2.355%	3/15/32	3	3
[3,6]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.234%	2/17/23	1,030	751
	ViacomCBS Inc.	3.875%	4/1/24	1,555	1,659
	ViacomCBS Inc.	3.500%	1/15/25	300	321
	ViacomCBS Inc.	4.750%	5/15/25	4,473	5,020
	Vodafone Group plc	3.750%	1/16/24	5,270	5,650
	Vodafone Group plc	4.125%	5/30/25	710	786
[3,6]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.062%	12/13/22	140	102
	Walt Disney Co.	0.283%	10/1/21	300	300
	Walt Disney Co.	1.750%	8/30/24	2,560	2,640
	Walt Disney Co.	3.700%	9/15/24	110	119
	Walt Disney Co.	3.350%	3/24/25	2,030	2,191
	Walt Disney Co.	1.750%	1/13/26	785	805
	Walt Disney Co.	3.375%	11/15/26	1,300	1,425
[2]	Zayo Group Holdings Inc.	4.000%	3/1/27	155	154
[2]	Zayo Group Holdings Inc.	6.125%	3/1/28	50	51
					128,560
Consumer Discretionary (4.8%)
[2]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	75	76
[2]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	85	86
	Amazon.com Inc.	5.200%	12/3/25	440	511
[2]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	75	77
	American Honda Finance Corp.	2.050%	1/10/23	100	102
	American Honda Finance Corp.	1.950%	5/10/23	1,950	1,998
	American Honda Finance Corp.	0.875%	7/7/23	2,900	2,925
	American Honda Finance Corp.	0.650%	9/8/23	372	373
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,189
	American Honda Finance Corp.	2.900%	2/16/24	100	105
	American Honda Finance Corp.	2.400%	6/27/24	1,500	1,567
	American Honda Finance Corp.	0.550%	7/12/24	3,400	3,382
	American Honda Finance Corp.	0.750%	8/9/24	685	685
	American Honda Finance Corp.	2.150%	9/10/24	1,000	1,040
[4]	American Honda Finance Corp.	1.950%	10/18/24	425	523
	American Honda Finance Corp.	1.200%	7/8/25	1,458	1,466
	American Honda Finance Corp.	1.300%	9/9/26	500	499
	Asbury Automotive Group Inc.	4.500%	3/1/28	225	231
	Asbury Automotive Group Inc.	4.750%	3/1/30	20	21
	AutoZone Inc.	2.875%	1/15/23	75	77
	AutoZone Inc.	3.625%	4/15/25	1,550	1,679
	AutoZone Inc.	3.750%	6/1/27	500	558
[2]	BMW U.S. Capital LLC	0.800%	4/1/24	250	251
[2]	BMW U.S. Capital LLC	0.750%	8/12/24	500	501
[2]	BMW U.S. Capital LLC	1.250%	8/12/26	500	500
	BorgWarner Inc.	3.375%	3/15/25	200	214
[2]	Boyd Gaming Corp.	8.625%	6/1/25	190	206
	Brunswick Corp.	0.850%	8/18/24	750	750
[2]	Caesars Entertainment Inc.	6.250%	7/1/25	80	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	20	21
[2]	Carnival Corp.	11.500%	4/1/23	15	17
[2]	Carnival Corp.	4.000%	8/1/28	110	111
[2]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	295	308
[2]	Churchill Downs Inc.	5.500%	4/1/27	200	208
[2]	Churchill Downs Inc.	4.750%	1/15/28	90	94
[2]	Clarios Global LP	6.750%	5/15/25	72	76
[2]	Clarios Global LP / Clarios U.S. Finance Co.	6.250%	5/15/26	46	48
[2]	Daimler Finance North America LLC	1.750%	3/10/23	175	178
[2]	Daimler Finance North America LLC	3.650%	2/22/24	1,000	1,067
[2]	Daimler Finance North America LLC	0.750%	3/1/24	3,715	3,715
[2]	Daimler Finance North America LLC	2.700%	6/14/24	821	861
[2]	Daimler Finance North America LLC	1.450%	3/2/26	2,000	2,010
	DR Horton Inc.	2.600%	10/15/25	1,200	1,261
	DR Horton Inc.	1.300%	10/15/26	720	712
	eBay Inc.	1.400%	5/10/26	500	501
[2]	ERAC USA Finance LLC	2.700%	11/1/23	1,740	1,808
[2]	ERAC USA Finance LLC	3.850%	11/15/24	1,260	1,362
[2]	ERAC USA Finance LLC	3.800%	11/1/25	125	137
[2]	ERAC USA Finance LLC	3.300%	12/1/26	100	108
	Ford Motor Co.	8.500%	4/21/23	116	127
	Ford Motor Credit Co. LLC	3.087%	1/9/23	170	172
	Ford Motor Credit Co. LLC	5.125%	6/16/25	80	87
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	42
	Ford Motor Credit Co. LLC	3.375%	11/13/25	305	314
	Ford Motor Credit Co. LLC	2.700%	8/10/26	180	180
	Ford Motor Credit Co. LLC	4.125%	8/17/27	205	217
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	63
	General Motors Co.	4.875%	10/2/23	1,840	1,988
	General Motors Co.	5.400%	10/2/23	1,060	1,156
	General Motors Co.	6.125%	10/1/25	2,600	3,047
	General Motors Financial Co. Inc.	4.200%	11/6/21	300	301
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	354
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	102
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	505
	General Motors Financial Co. Inc.	4.250%	5/15/23	700	740
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	106
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,750	3,000
	General Motors Financial Co. Inc.	3.950%	4/13/24	650	695
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,300	1,389
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	108
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,080	1,133
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,550	1,701
	General Motors Financial Co. Inc.	2.750%	6/20/25	100	105
	General Motors Financial Co. Inc.	1.250%	1/8/26	2,000	1,976
	General Motors Financial Co. Inc.	5.250%	3/1/26	100	114
[2]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	955	966
[2]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	530
	Harley-Davidson Inc.	3.500%	7/28/25	500	534
[2]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	120	126
[2]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	32
[2]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	65	66
	Hyatt Hotels Corp.	1.300%	10/1/23	1,200	1,202
[2]	International Game Technology plc	4.125%	4/15/26	55	57
[2]	International Game Technology plc	6.250%	1/15/27	15	17
	Lennar Corp.	5.375%	10/1/22	180	188
	Lennar Corp.	4.875%	12/15/23	500	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	4.500%	4/30/24	100	108
	Lennar Corp.	5.875%	11/15/24	300	338
	Lennar Corp.	4.750%	5/30/25	819	912
	Lennar Corp.	5.250%	6/1/26	905	1,040
[2]	Live Nation Entertainment Inc.	6.500%	5/15/27	285	314
[2]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	55
	Lowe's Cos. Inc.	3.125%	9/15/24	100	106
	Marriott International Inc.	5.750%	5/1/25	885	1,013
	Marriott International Inc.	3.750%	10/1/25	500	539
	Marriott International Inc.	3.125%	6/15/26	190	203
	McDonald's Corp.	3.350%	4/1/23	832	867
	McDonald's Corp.	3.375%	5/26/25	700	754
	McDonald's Corp.	3.300%	7/1/25	1,030	1,109
	McDonald's Corp.	1.450%	9/1/25	700	710
	McDonald's Corp.	3.700%	1/30/26	400	440
[2]	Meritage Homes Corp.	3.875%	4/15/29	55	58
[2]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	1,000	998
[2]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,290	1,288
[2]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	1,000	1,002
[2]	Nissan Motor Acceptance Co. LLC	1.850%	9/16/26	1,465	1,450
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,967
[2]	Nissan Motor Co. Ltd.	3.522%	9/17/25	3,040	3,233
[2]	Penn National Gaming Inc.	5.625%	1/15/27	35	36
	PulteGroup Inc.	5.500%	3/1/26	80	93
	PulteGroup Inc.	5.000%	1/15/27	40	46
	Ross Stores Inc.	0.875%	4/15/26	2,000	1,964
[2]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	22
[2]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	22
[2]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	24	27
[2]	Stellantis Finance U.S. Inc.	1.711%	1/29/27	355	354
	Toll Brothers Finance Corp.	4.875%	11/15/25	140	158
	Toll Brothers Finance Corp.	4.875%	3/15/27	140	158
	Toll Brothers Finance Corp.	4.350%	2/15/28	75	82
	Toyota Motor Credit Corp.	2.700%	1/11/23	60	62
	Toyota Motor Credit Corp.	0.450%	1/11/24	1,650	1,646
	Toyota Motor Credit Corp.	2.900%	4/17/24	70	74
	Toyota Motor Credit Corp.	0.625%	9/13/24	790	788
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,950	2,079
	Toyota Motor Credit Corp.	0.800%	10/16/25	2,500	2,468
	Tri Pointe Homes Inc.	5.700%	6/15/28	95	104
[2]	Vail Resorts Inc.	6.250%	5/15/25	245	259
[4]	Volkswagen Bank GmbH	0.750%	6/15/23	490	576
[4]	Volkswagen Financial Services AG	2.500%	4/6/23	930	1,120
[4]	Volkswagen Financial Services AG	0.875%	4/12/23	500	588
[6]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	680	509
[5]	Volkswagen Financial Services NV	1.125%	9/18/23	800	1,081
[2]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	1,600	1,624
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	1,600	1,637
[2]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	2,000	2,007
[2]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,200	1,247
[2]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	599	642
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	3,485	3,501
[2]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	1,000	1,052
[2]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	535
[2]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	2,750	2,737
[4]	Volkswagen Leasing GmbH	1.375%	1/20/25	800	965
[4]	Volkswagen Leasing GmbH	0.375%	7/20/26	430	499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	William Carter Co.	5.500%	5/15/25	129	135
[2]	Williams Scotsman International Inc.	4.625%	8/15/28	86	90
[2]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	75	78
					113,828
Consumer Staples (3.1%)
[2]	7-Eleven Inc.	0.625%	2/10/23	350	350
[2]	7-Eleven Inc.	0.800%	2/10/24	3,224	3,222
[2]	7-Eleven Inc.	0.950%	2/10/26	800	784
[4]	Altria Group Inc.	1.000%	2/15/23	985	1,156
	Altria Group Inc.	2.350%	5/6/25	1,959	2,030
[4]	Altria Group Inc.	1.700%	6/15/25	295	358
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,169	1,283
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	500	548
	BAT Capital Corp.	3.222%	8/15/24	1,600	1,697
	BAT Capital Corp.	2.789%	9/6/24	250	263
[5]	BAT Capital Corp.	2.125%	8/15/25	295	405
	BAT Capital Corp.	3.215%	9/6/26	156	166
	BAT Capital Corp.	4.700%	4/2/27	600	677
[2]	BAT International Finance plc	3.950%	6/15/25	2,180	2,369
	BAT International Finance plc	1.668%	3/25/26	3,140	3,142
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	220	222
	Campbell Soup Co.	3.650%	3/15/23	372	388
	Campbell Soup Co.	3.950%	3/15/25	420	458
[4]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	155	187
[4]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	450	532
[2]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	500	499
	Conagra Brands Inc.	0.500%	8/11/23	250	250
	Conagra Brands Inc.	4.300%	5/1/24	498	540
	Conagra Brands Inc.	4.600%	11/1/25	267	300
	Constellation Brands Inc.	3.200%	2/15/23	290	300
	Constellation Brands Inc.	4.250%	5/1/23	2,390	2,528
	Constellation Brands Inc.	4.750%	11/15/24	913	1,017
	Constellation Brands Inc.	4.400%	11/15/25	869	973
	Constellation Brands Inc.	4.750%	12/1/25	215	245
	Dollar General Corp.	3.250%	4/15/23	2,950	3,059
	Dollar Tree Inc.	3.700%	5/15/23	1,211	1,269
	General Mills Inc.	2.600%	10/12/22	650	664
	General Mills Inc.	3.700%	10/17/23	681	723
	Grupo Bimbo SAB de CV	4.500%	1/25/22	100	101
[2]	Grupo Bimbo SAB de CV	4.500%	1/25/22	100	101
	Hershey Co.	0.900%	6/1/25	100	100
	Hormel Foods Corp.	0.650%	6/3/24	1,000	1,001
	J M Smucker Co.	3.500%	3/15/25	1,401	1,514
[2]	JDE Peet's NV	1.375%	1/15/27	610	602
	Kellogg Co.	2.650%	12/1/23	905	947
	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,713	1,811
	Keurig Dr Pepper Inc.	3.130%	12/15/23	680	717
	Keurig Dr Pepper Inc.	0.750%	3/15/24	1,100	1,101
	Keurig Dr Pepper Inc.	4.417%	5/25/25	1,100	1,222
	Kimberly-Clark Corp.	3.050%	8/15/25	200	215
	Kraft Heinz Foods Co.	3.000%	6/1/26	515	541
	Kraft Heinz Foods Co.	3.875%	5/15/27	735	802
	Kroger Co.	3.400%	4/15/22	315	318
	Kroger Co.	2.800%	8/1/22	1,142	1,164
	Kroger Co.	3.850%	8/1/23	600	632
	Kroger Co.	4.000%	2/1/24	302	323
	Kroger Co.	3.500%	2/1/26	470	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lamb Weston Holdings Inc.	4.625%	11/1/24	222	228
[2]	Lamb Weston Holdings Inc.	4.875%	11/1/26	70	72
[2]	Lamb Weston Holdings Inc.	4.875%	5/15/28	75	82
	McCormick & Co. Inc.	2.700%	8/15/22	872	888
	McCormick & Co. Inc.	3.150%	8/15/24	100	106
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	111
[2]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	900	936
[2]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	490	489
[2]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	590	586
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,517
[2]	Nestle Holdings Inc.	3.500%	9/24/25	1,055	1,150
	PepsiCo Inc.	2.250%	3/19/25	15	16
[2]	Performance Food Group Inc.	6.875%	5/1/25	35	37
[2]	Performance Food Group Inc.	5.500%	10/15/27	150	157
[2]	Pernod Ricard SA	4.250%	7/15/22	285	294
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,055
	Philip Morris International Inc.	1.500%	5/1/25	700	710
	Philip Morris International Inc.	2.750%	2/25/26	500	530
[4]	Philip Morris International Inc.	2.875%	3/3/26	500	649
	Philip Morris International Inc.	0.875%	5/1/26	1,000	982
[2]	Post Holdings Inc.	5.750%	3/1/27	20	21
[2]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	4,450	4,671
	Reynolds American Inc.	4.450%	6/12/25	4,021	4,433
	Sysco Corp.	5.650%	4/1/25	1,205	1,385
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,064
	Tyson Foods Inc.	3.950%	8/15/24	932	1,007
	Tyson Foods Inc.	4.000%	3/1/26	1,365	1,518
	Unilever Capital Corp.	2.600%	5/5/24	900	944
	Unilever Capital Corp.	0.626%	8/12/24	200	200
[2]	Viterra Finance BV	2.000%	4/21/26	250	252
					73,420
Energy (7.6%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	923	948
	BP Capital Markets America Inc.	2.750%	5/10/23	1,870	1,941
	BP Capital Markets America Inc.	3.790%	2/6/24	1,820	1,948
	BP Capital Markets America Inc.	3.224%	4/14/24	1,540	1,633
	BP Capital Markets America Inc.	3.194%	4/6/25	1,385	1,482
	BP Capital Markets America Inc.	3.796%	9/21/25	1,500	1,649
	BP Capital Markets America Inc.	3.410%	2/11/26	1,080	1,177
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	2,161
	BP Capital Markets plc	3.814%	2/10/24	1,100	1,181
	BP Capital Markets plc	3.535%	11/4/24	1,061	1,147
	BP Capital Markets plc	3.506%	3/17/25	355	385
	Buckeye Partners LP	4.150%	7/1/23	95	98
	Canadian Natural Resources Ltd.	2.950%	1/15/23	885	911
	Canadian Natural Resources Ltd.	3.800%	4/15/24	405	431
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	465
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	635
	Cenovus Energy Inc.	4.000%	4/15/24	200	214
	Cenovus Energy Inc.	5.375%	7/15/25	3,403	3,853
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	3,615	4,084
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,295	4,851
	Cheniere Energy Inc.	4.625%	10/15/28	125	132
	Chevron Corp.	1.554%	5/11/25	2,814	2,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron USA Inc.	3.900%	11/15/24	350	382
	Chevron USA Inc.	0.687%	8/12/25	900	890
	Cimarex Energy Co.	4.375%	6/1/24	670	722
	CNPC General Capital Ltd.	3.950%	4/19/22	200	203
[2]	CNX Resources Corp.	7.250%	3/14/27	150	160
	ConocoPhillips Co.	2.400%	12/15/22	435	443
	ConocoPhillips Co.	4.950%	3/15/26	1,115	1,282
[2]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	87
	DCP Midstream Operating LP	5.625%	7/15/27	58	66
[2]	Devon Energy Corp.	5.250%	9/15/24	2,015	2,230
	Diamondback Energy Inc.	0.900%	3/24/23	625	625
	Diamondback Energy Inc.	2.875%	12/1/24	2,340	2,455
	Diamondback Energy Inc.	4.750%	5/31/25	800	893
	Diamondback Energy Inc.	3.250%	12/1/26	810	866
[2]	DT Midstream Inc.	4.125%	6/15/29	110	112
[2]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	237
	Ecopetrol SA	5.875%	9/18/23	828	891
	Ecopetrol SA	4.125%	1/16/25	520	541
	Empresa Nacional del Petroleo	4.375%	10/30/24	771	832
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	267
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	224
	Enable Midstream Partners LP	3.900%	5/15/24	210	223
	Enbridge Energy Partners LP	5.875%	10/15/25	320	373
	Enbridge Inc.	2.900%	7/15/22	430	438
	Enbridge Inc.	4.000%	10/1/23	1,015	1,074
	Enbridge Inc.	3.500%	6/10/24	775	826
	Enbridge Inc.	2.500%	1/15/25	710	739
	Enbridge Inc.	1.600%	10/4/26	900	904
	Enbridge Inc.	4.250%	12/1/26	150	169
[2]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	39	41
[2]	Endeavor Energy Resources LP / EER Finance Inc.	5.500%	1/30/26	50	52
[2]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	33	35
	Energy Transfer LP	5.200%	2/1/22	1,452	1,457
	Energy Transfer LP	3.450%	1/15/23	485	499
	Energy Transfer LP	3.600%	2/1/23	75	77
	Energy Transfer LP	4.250%	3/15/23	1,189	1,239
	Energy Transfer LP	4.200%	9/15/23	542	576
	Energy Transfer LP	5.875%	1/15/24	1,060	1,164
	Energy Transfer LP	4.900%	2/1/24	1,310	1,411
	Energy Transfer LP	4.250%	4/1/24	1,305	1,396
	Energy Transfer LP	4.500%	4/15/24	1,205	1,304
	Energy Transfer LP	4.050%	3/15/25	1,240	1,338
	Energy Transfer LP	2.900%	5/15/25	360	378
	Energy Transfer LP	4.750%	1/15/26	95	106
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	2,350	2,370
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,535	2,617
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	3,253	3,464
[2]	Eni SpA	4.000%	9/12/23	1,845	1,961
[2]	EnLink Midstream LLC	5.625%	1/15/28	30	32
	EnLink Midstream Partners LP	4.850%	7/15/26	85	89
	Enterprise Products Operating LLC	3.900%	2/15/24	875	934
	Enterprise Products Operating LLC	3.700%	2/15/26	955	1,049
	EOG Resources Inc.	2.625%	3/15/23	472	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	3.150%	4/1/25	995	1,063
[2]	EQM Midstream Partners LP	6.000%	7/1/25	95	104
	EQT Corp.	3.000%	10/1/22	18	18
[2]	EQT Corp.	3.125%	5/15/26	50	51
	EQT Corp.	5.000%	1/15/29	125	141
[4]	Exxon Mobil Corp.	0.142%	6/26/24	985	1,151
	Exxon Mobil Corp.	2.709%	3/6/25	220	232
	Exxon Mobil Corp.	2.992%	3/19/25	2,475	2,640
	Exxon Mobil Corp.	2.275%	8/16/26	1,000	1,050
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	270	276
[4]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	100	122
[4]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	570	694
[4]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	100	121
	Harvest Operations Corp.	3.000%	9/21/22	200	205
[2]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	65	67
	KazMunayGas National Co. JSC	4.750%	4/24/25	200	220
[2]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	516
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	115	117
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,300	2,355
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,005	1,039
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	390	409
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	396
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	545
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	169
	Kinder Morgan Inc.	3.150%	1/15/23	2,725	2,814
[2]	Kinder Morgan Inc.	5.625%	11/15/23	410	447
	Kinder Morgan Inc.	4.300%	6/1/25	835	922
	Marathon Petroleum Corp.	4.500%	5/1/23	2,710	2,864
	Marathon Petroleum Corp.	4.750%	12/15/23	1,545	1,669
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,121
	Marathon Petroleum Corp.	4.700%	5/1/25	1,327	1,481
[2]	MEG Energy Corp.	6.500%	1/15/25	324	333
[2]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	2,055	2,079
	MPLX LP	3.500%	12/1/22	1,103	1,138
	MPLX LP	3.375%	3/15/23	475	493
	MPLX LP	4.875%	12/1/24	920	1,019
	MPLX LP	4.875%	6/1/25	430	480
	MPLX LP	1.750%	3/1/26	2,375	2,389
	Nustar Logistics LP	5.750%	10/1/25	140	151
	Occidental Petroleum Corp.	5.500%	12/1/25	90	100
	Occidental Petroleum Corp.	3.400%	4/15/26	35	36
	Occidental Petroleum Corp.	3.200%	8/15/26	155	158
	ONEOK Inc.	2.750%	9/1/24	1,085	1,137
	ONEOK Inc.	2.200%	9/15/25	735	754
	ONEOK Inc.	5.850%	1/15/26	431	506
	ONEOK Partners LP	3.375%	10/1/22	345	352
	ONEOK Partners LP	5.000%	9/15/23	825	883
	ONEOK Partners LP	4.900%	3/15/25	320	355
	Ovintiv Exploration Inc.	5.625%	7/1/24	230	255
	Pertamina Persero PT	4.875%	5/3/22	1,129	1,156
	Pertamina Persero PT	4.300%	5/20/23	1,688	1,777
	Pertamina Persero PT	1.400%	2/9/26	567	557
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Petronas Capital Ltd.	3.125%	3/18/22	380	384
	Petronas Capital Ltd.	7.875%	5/22/22	315	330
[2]	Petronas Capital Ltd.	3.500%	4/21/30	268	291
	Phillips 66	3.700%	4/6/23	775	812
	Phillips 66	0.900%	2/15/24	815	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66	3.850%	4/9/25	675	736
	Phillips 66	1.300%	2/15/26	700	696
	Phillips 66 Partners LP	3.605%	2/15/25	565	604
	Pioneer Natural Resources Co.	0.550%	5/15/23	500	500
	Pioneer Natural Resources Co.	0.750%	1/15/24	890	889
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,274
	Pioneer Natural Resources Co.	4.450%	1/15/26	1,215	1,355
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	585	615
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	850	906
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,385	2,643
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	200	223
[2]	SA Global Sukuk Ltd.	0.946%	6/17/24	1,040	1,030
[2]	SA Global Sukuk Ltd.	1.602%	6/17/26	292	291
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	765	774
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	4,007	4,258
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,885	2,099
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,350	2,667
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,996	2,347
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	416
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	480	485
	Shell International Finance BV	2.375%	4/6/25	1,145	1,197
	Shell International Finance BV	3.250%	5/11/25	2,210	2,388
	Shell International Finance BV	2.875%	5/10/26	1,000	1,078
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	277	283
[2]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	800	856
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	1,140	1,221
[2]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	879	934
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,332	1,355
[7]	Southern Gas Corridor CJSC	6.875%	3/24/26	400	472
	Spectra Energy Partners LP	3.500%	3/15/25	365	391
	Spectra Energy Partners LP	3.375%	10/15/26	596	646
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	225	234
	Suncor Energy Inc.	2.800%	5/15/23	960	994
	Suncor Energy Inc.	3.100%	5/15/25	1,135	1,208
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	54
	TotalEnergies Capital International SA	3.700%	1/15/24	437	468
	TotalEnergies Capital International SA	2.434%	1/10/25	2,195	2,293
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,670	1,700
	TransCanada PipeLines Ltd.	3.750%	10/16/23	880	930
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	999
	Valero Energy Corp.	2.700%	4/15/23	825	852
	Valero Energy Corp.	1.200%	3/15/24	1,305	1,317
	Valero Energy Corp.	2.850%	4/15/25	755	795
	Valero Energy Corp.	3.400%	9/15/26	455	490
	Western Midstream Operating LP	5.300%	2/1/30	180	199
	Williams Cos. Inc.	3.600%	3/15/22	2,645	2,669
	Williams Cos. Inc.	3.350%	8/15/22	270	275
	Williams Cos. Inc.	3.700%	1/15/23	515	532
	Williams Cos. Inc.	4.500%	11/15/23	2,567	2,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.550%	6/24/24	2,770	3,023
	Williams Cos. Inc.	3.900%	1/15/25	431	466
	Williams Cos. Inc.	4.000%	9/15/25	345	378
					179,447
Financials (27.2%)
[2]	ABN AMRO Bank NV	1.542%	6/16/27	1,170	1,162
	ABN AMRO Bank NV	4.400%	3/27/28	800	837
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	250	258
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	315	332
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,795	1,913
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	525	567
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	1,425	1,486
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,480	1,540
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	430	453
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	770	894
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	300	327
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	1,154	1,141
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	150	164
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	324
	Aflac Inc.	3.250%	3/17/25	175	188
	Aflac Inc.	1.125%	3/15/26	565	565
	Air Lease Corp.	2.250%	1/15/23	322	329
	Air Lease Corp.	2.750%	1/15/23	245	251
	Air Lease Corp.	3.875%	7/3/23	365	384
	Air Lease Corp.	4.250%	2/1/24	580	622
	Air Lease Corp.	2.300%	2/1/25	1,000	1,026
	Air Lease Corp.	3.250%	3/1/25	90	95
	Air Lease Corp.	3.375%	7/1/25	1,075	1,142
	Air Lease Corp.	2.875%	1/15/26	1,690	1,763
	Aircastle Ltd.	4.400%	9/25/23	150	160
	Aircastle Ltd.	4.125%	5/1/24	210	223
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	40	41
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	5	5
	Allstate Corp.	0.750%	12/15/25	338	334
	Ally Financial Inc.	4.125%	2/13/22	385	390
	Ally Financial Inc.	4.625%	5/19/22	270	277
	Ally Financial Inc.	1.450%	10/2/23	2,445	2,482
	Ally Financial Inc.	3.875%	5/21/24	1,005	1,081
	Ally Financial Inc.	5.125%	9/30/24	55	62
	Ally Financial Inc.	4.625%	3/30/25	100	111
	Ally Financial Inc.	5.800%	5/1/25	60	69
	Ally Financial Inc.	5.750%	11/20/25	150	171
	American Express Co.	3.700%	11/5/21	70	70
	American Express Co.	3.400%	2/22/24	1,645	1,751
	American Express Co.	2.500%	7/30/24	1,469	1,544
	American Express Co.	3.000%	10/30/24	1,065	1,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.200%	11/6/25	500	562
	American Express Co.	3.125%	5/20/26	200	217
	American International Group Inc.	2.500%	6/30/25	2,459	2,575
	American International Group Inc.	3.750%	7/10/25	955	1,040
	American International Group Inc.	3.900%	4/1/26	447	495
	Ameriprise Financial Inc.	3.700%	10/15/24	550	599
	Ameriprise Financial Inc.	3.000%	4/2/25	740	786
	Ameriprise Financial Inc.	2.875%	9/15/26	341	364
[2]	Antares Holdings LP	3.950%	7/15/26	550	580
[2]	Antares Holdings LP	2.750%	1/15/27	700	700
	Aon plc	4.000%	11/27/23	830	883
	Aon plc	3.500%	6/14/24	1,250	1,334
	Aon plc	3.875%	12/15/25	400	441
[2]	Apollo Management Holdings LP	4.000%	5/30/24	165	178
	Ares Capital Corp.	2.150%	7/15/26	1,000	1,002
	Assurant Inc.	4.200%	9/27/23	300	320
[4]	Athene Global Funding	1.875%	6/23/23	815	976
[2]	Athene Global Funding	1.200%	10/13/23	810	820
[2]	Athene Global Funding	0.950%	1/8/24	1,105	1,110
[2]	Athene Global Funding	0.914%	8/19/24	900	899
[4]	Athene Global Funding	1.125%	9/2/25	1,505	1,807
[2]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	1,350	1,403
[3,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.025%	7/26/29	1,484	1,104
[5]	Aviva plc	6.125%	11/14/36	240	388
[2]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	950	941
[2]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	675	727
[2]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	40	43
	Banco Santander SA	3.125%	2/23/23	200	207
	Banco Santander SA	2.706%	6/27/24	2,600	2,735
	Banco Santander SA	0.701%	6/30/24	415	416
	Banco Santander SA	2.746%	5/28/25	2,440	2,558
	Banco Santander SA	1.849%	3/25/26	750	759
	Banco Santander SA	1.722%	9/14/27	600	597
[3,6]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.675%	1/19/23	600	439
	Bank of America Corp.	2.816%	7/21/23	500	510
	Bank of America Corp.	3.004%	12/20/23	1,698	1,750
	Bank of America Corp.	4.125%	1/22/24	1,732	1,872
	Bank of America Corp.	3.550%	3/5/24	4,503	4,694
	Bank of America Corp.	4.000%	4/1/24	300	325
	Bank of America Corp.	0.523%	6/14/24	700	700
	Bank of America Corp.	3.864%	7/23/24	1,200	1,270
	Bank of America Corp.	4.200%	8/26/24	520	569
	Bank of America Corp.	0.810%	10/24/24	2,030	2,037
	Bank of America Corp.	4.000%	1/22/25	2,729	2,968
	Bank of America Corp.	3.458%	3/15/25	300	319
	Bank of America Corp.	3.950%	4/21/25	2,565	2,795
	Bank of America Corp.	0.976%	4/22/25	2,615	2,628
	Bank of America Corp.	3.875%	8/1/25	150	165
	Bank of America Corp.	0.981%	9/25/25	1,700	1,702
	Bank of America Corp.	3.093%	10/1/25	2,071	2,199
	Bank of America Corp.	2.456%	10/22/25	750	784
	Bank of America Corp.	3.366%	1/23/26	978	1,045
	Bank of America Corp.	2.015%	2/13/26	2,074	2,128
	Bank of America Corp.	4.450%	3/3/26	1,271	1,424
	Bank of America Corp.	1.319%	6/19/26	2,695	2,694
	Bank of America Corp.	1.197%	10/24/26	1,000	992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	1.658%	3/11/27	585	588
	Bank of America Corp.	1.734%	7/22/27	3,080	3,096
	Bank of Montreal	3.300%	2/5/24	4,815	5,119
	Bank of Montreal	0.625%	7/9/24	1,075	1,073
	Bank of Montreal	1.250%	9/15/26	1,500	1,490
	Bank of Montreal	0.949%	1/22/27	725	713
	Bank of Montreal	4.338%	10/5/28	2,748	2,932
	Bank of New York Mellon Corp.	2.661%	5/16/23	150	152
	Bank of New York Mellon Corp.	3.650%	2/4/24	230	246
	Bank of New York Mellon Corp.	3.400%	5/15/24	620	663
	Bank of New York Mellon Corp.	3.250%	9/11/24	287	308
	Bank of New York Mellon Corp.	2.100%	10/24/24	210	219
	Bank of New York Mellon Corp.	3.000%	2/24/25	639	682
	Bank of New York Mellon Corp.	1.600%	4/24/25	1,233	1,260
	Bank of Nova Scotia	0.700%	4/15/24	395	395
	Bank of Nova Scotia	0.650%	7/31/24	740	738
	Bank of Nova Scotia	2.200%	2/3/25	2,400	2,491
	Bank of Nova Scotia	1.300%	6/11/25	1,470	1,480
	Bank of Nova Scotia	4.500%	12/16/25	570	640
	Bank of Nova Scotia	1.050%	3/2/26	1,355	1,339
	Bank of Nova Scotia	1.350%	6/24/26	1,625	1,625
	Bank of Nova Scotia	1.300%	9/15/26	500	496
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	1,280	1,279
[2]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	800	834
[2]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,200	1,202
	Barclays plc	3.684%	1/10/23	200	202
[5]	Barclays plc	3.125%	1/17/24	425	597
	Barclays plc	4.375%	9/11/24	1,280	1,393
	Barclays plc	1.007%	12/10/24	1,780	1,788
	Barclays plc	3.650%	3/16/25	1,487	1,600
	Barclays plc	3.932%	5/7/25	1,965	2,108
	Barclays plc	4.375%	1/12/26	950	1,060
	Barclays plc	2.852%	5/7/26	2,940	3,085
	Barclays plc	5.200%	5/12/26	1,200	1,374
[2]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	95	94
[4]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	775	905
[4]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	958
[4]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	185
[4]	BNP Paribas SA	0.500%	7/15/25	700	822
[2]	BNP Paribas SA	2.819%	11/19/25	787	824
[2]	BNP Paribas SA	2.219%	6/9/26	540	554
[2]	BNP Paribas SA	1.323%	1/13/27	940	925
[2]	BPCE SA	5.700%	10/22/23	900	987
[2]	BPCE SA	2.375%	1/14/25	1,000	1,033
[2]	BPCE SA	1.000%	1/20/26	930	915
[3,6]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.125%	4/26/23	660	483
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,218
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	1,180	1,201
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	980	1,038
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	570	565
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	2,160	2,139
	Capital One Bank USA NA	3.375%	2/15/23	1,125	1,170
	Capital One Bank USA NA	2.280%	1/28/26	1,482	1,533
	Capital One Financial Corp.	3.050%	3/9/22	1,040	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.500%	6/15/23	40	42
	Capital One Financial Corp.	3.900%	1/29/24	609	652
	Capital One Financial Corp.	3.750%	4/24/24	500	536
	Capital One Financial Corp.	3.300%	10/30/24	500	536
	Charles Schwab Corp.	3.625%	4/1/25	1,330	1,440
	Charles Schwab Corp.	3.850%	5/21/25	1,565	1,714
	Charles Schwab Corp.	0.900%	3/11/26	885	877
	Charles Schwab Corp.	1.150%	5/13/26	850	851
	Chubb INA Holdings Inc.	3.350%	5/15/24	3,172	3,394
[4]	Chubb INA Holdings Inc.	0.300%	12/15/24	400	468
	Chubb INA Holdings Inc.	3.150%	3/15/25	748	803
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,254	2,457
	CIT Group Inc.	4.750%	2/16/24	660	705
	CIT Group Inc.	3.929%	6/19/24	250	261
[3,6]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.760%	5/20/22	500	363
	Citigroup Inc.	4.500%	1/14/22	340	344
	Citigroup Inc.	2.750%	4/25/22	591	598
	Citigroup Inc.	3.142%	1/24/23	975	983
	Citigroup Inc.	3.500%	5/15/23	500	524
	Citigroup Inc.	2.876%	7/24/23	1,440	1,468
	Citigroup Inc.	1.678%	5/15/24	1,345	1,371
	Citigroup Inc.	4.044%	6/1/24	2,250	2,380
	Citigroup Inc.	3.750%	6/16/24	200	216
	Citigroup Inc.	0.776%	10/30/24	880	883
	Citigroup Inc.	3.875%	3/26/25	795	864
	Citigroup Inc.	3.352%	4/24/25	1,250	1,328
	Citigroup Inc.	3.300%	4/27/25	395	426
	Citigroup Inc.	0.981%	5/1/25	855	858
	Citigroup Inc.	4.400%	6/10/25	887	981
	Citigroup Inc.	5.500%	9/13/25	60	69
	Citigroup Inc.	4.600%	3/9/26	975	1,102
	Citigroup Inc.	3.106%	4/8/26	2,735	2,904
	Citigroup Inc.	3.400%	5/1/26	300	327
	Citigroup Inc.	3.200%	10/21/26	230	248
	Citigroup Inc.	1.122%	1/28/27	900	887
	Citigroup Inc.	1.462%	6/9/27	1,360	1,353
[3,6]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.745%	10/27/23	200	148
	CNO Financial Group Inc.	5.250%	5/30/25	750	844
[2]	CNO Global Funding	0.000%	10/7/26	600	600
[4]	Commonwealth Bank of Australia	1.936%	10/3/29	1,570	1,904
	Cooperatieve Rabobank UA	3.950%	11/9/22	250	259
[2]	Cooperatieve Rabobank UA	3.875%	9/26/23	1,245	1,327
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,084	2,257
[4]	Cooperatieve Rabobank UA	0.625%	2/27/24	500	591
[2]	Cooperatieve Rabobank UA	2.625%	7/22/24	1,015	1,065
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	831
[2]	Cooperatieve Rabobank UA	1.004%	9/24/26	400	394
[2]	Cooperatieve Rabobank UA	1.106%	2/24/27	750	739
[5]	Credit Agricole SA	7.375%	12/18/23	650	995
[2]	Credit Agricole SA	1.247%	1/26/27	835	823
	Credit Suisse AG	1.000%	5/5/23	250	252
	Credit Suisse AG	0.520%	8/9/23	2,500	2,503
	Credit Suisse AG	3.625%	9/9/24	1,190	1,284
	Credit Suisse AG	2.950%	4/9/25	1,100	1,166
	Credit Suisse AG	1.250%	8/7/26	1,200	1,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Credit Suisse AG, 3M Australian Bank Bill Rate + 1.150%	1.163%	5/26/23	1,000	733
[2]	Credit Suisse Group AG	3.574%	1/9/23	1,105	1,114
	Credit Suisse Group AG	3.800%	6/9/23	830	874
[2]	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,503
	Credit Suisse Group AG	3.750%	3/26/25	915	987
[2]	Credit Suisse Group AG	1.305%	2/2/27	850	832
[3,6]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.261%	3/8/24	310	225
[2]	Danske Bank A/S	3.875%	9/12/23	1,000	1,058
[2]	Danske Bank A/S	1.171%	12/8/23	1,530	1,537
[2]	Danske Bank A/S	0.976%	9/10/25	1,600	1,599
[2]	Danske Bank A/S	1.549%	9/10/27	1,100	1,093
[4]	Danske Bank A/S	1.000%	5/15/31	100	116
	Deutsche Bank AG	0.898%	5/28/24	1,400	1,399
	Deutsche Bank AG	2.222%	9/18/24	935	958
	Deutsche Bank AG	1.447%	4/1/25	860	865
	Deutsche Bank AG	1.686%	3/19/26	575	578
	Deutsche Bank AG	2.129%	11/24/26	1,675	1,702
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,160	1,200
[2,8]	Dexia Credit Local SA	2.375%	9/20/22	250	255
	Discover Bank	4.200%	8/8/23	635	678
	Discover Bank	2.450%	9/12/24	1,050	1,095
	Discover Bank	4.682%	8/9/28	550	586
	Discover Financial Services	3.950%	11/6/24	165	179
[2]	DNB Bank ASA	1.127%	9/16/26	1,420	1,405
[2]	DNB Bank ASA	1.535%	5/25/27	725	725
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	1,080	1,082
	Equitable Holdings Inc.	3.900%	4/20/23	992	1,041
[2]	F&G Global Funding	0.900%	9/20/24	900	898
[2]	F&G Global Funding	1.750%	6/30/26	1,000	1,006
[2]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	715	812
	Fidelity National Financial Inc.	5.500%	9/1/22	80	84
	Fifth Third Bancorp	3.650%	1/25/24	900	960
	First Republic Bank	1.912%	2/12/24	1,760	1,794
[2]	Five Corners Funding Trust	4.419%	11/15/23	2,113	2,282
	Franklin Resources Inc.	2.800%	9/15/22	530	543
	FS KKR Capital Corp.	3.400%	1/15/26	440	460
[2]	GA Global Funding Trust	1.000%	4/8/24	865	869
[2]	GA Global Funding Trust	1.625%	1/15/26	390	393
	GATX Corp.	3.250%	3/30/25	60	64
	GATX Corp.	3.250%	9/15/26	290	310
	GE Capital Funding LLC	3.450%	5/15/25	605	653
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	3,166	3,431
	Goldman Sachs Group Inc.	2.876%	10/31/22	1,967	1,970
	Goldman Sachs Group Inc.	0.481%	1/27/23	1,250	1,250
	Goldman Sachs Group Inc.	2.908%	6/5/23	232	236
	Goldman Sachs Group Inc.	2.905%	7/24/23	1,143	1,165
	Goldman Sachs Group Inc.	0.627%	11/17/23	740	741
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,940
	Goldman Sachs Group Inc.	4.000%	3/3/24	690	744
	Goldman Sachs Group Inc.	0.673%	3/8/24	1,025	1,026
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,575	1,696
	Goldman Sachs Group Inc.	0.657%	9/10/24	5,530	5,532
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,545	1,655
[4]	Goldman Sachs Group Inc.	3.375%	3/27/25	900	1,162
	Goldman Sachs Group Inc.	3.500%	4/1/25	2,085	2,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,746	2,976
	Goldman Sachs Group Inc.	3.272%	9/29/25	3,207	3,425
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,310	1,451
	Goldman Sachs Group Inc.	0.855%	2/12/26	1,025	1,016
	Goldman Sachs Group Inc.	3.750%	2/25/26	710	778
[4]	Goldman Sachs Group Inc.	2.875%	6/3/26	600	783
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	914
	Goldman Sachs Group Inc.	1.093%	12/9/26	2,140	2,108
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,830	1,825
[3,6]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.216%	5/16/23	1,030	754
[2]	Great-West Lifeco U.S. Finance 2020 LP	0.904%	8/12/25	460	453
[5]	Hastings Group Finance plc	3.000%	5/24/25	570	809
	HSBC Holdings plc	3.262%	3/13/23	1,870	1,893
	HSBC Holdings plc	3.600%	5/25/23	2,220	2,334
[5]	HSBC Holdings plc	2.175%	6/27/23	500	681
	HSBC Holdings plc	3.033%	11/22/23	2,991	3,077
[9]	HSBC Holdings plc	3.196%	12/5/23	1,600	1,320
[6]	HSBC Holdings plc	3.350%	2/16/24	291	218
	HSBC Holdings plc	4.250%	3/14/24	1,625	1,746
	HSBC Holdings plc	3.950%	5/18/24	1,775	1,869
	HSBC Holdings plc	0.732%	8/17/24	1,200	1,201
	HSBC Holdings plc	3.803%	3/11/25	2,120	2,261
	HSBC Holdings plc	0.976%	5/24/25	1,800	1,797
	HSBC Holdings plc	4.250%	8/18/25	1,500	1,643
	HSBC Holdings plc	2.633%	11/7/25	1,084	1,130
	HSBC Holdings plc	1.645%	4/18/26	3,380	3,400
	HSBC Holdings plc	2.099%	6/4/26	3,051	3,116
	HSBC Holdings plc	4.292%	9/12/26	1,120	1,235
	HSBC Holdings plc	1.589%	5/24/27	1,300	1,292
[5]	HSBC Holdings plc	1.750%	7/24/27	200	269
[3,6]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.116%	2/16/24	686	500
	Huntington Bancshares Inc.	4.350%	2/4/23	200	210
	Huntington National Bank	3.550%	10/6/23	980	1,038
	ING Groep NV	3.550%	4/9/24	200	214
	ING Groep NV	1.726%	4/1/27	580	583
	Intercontinental Exchange Inc.	0.700%	6/15/23	860	864
	Intercontinental Exchange Inc.	4.000%	10/15/23	630	674
	Intercontinental Exchange Inc.	3.750%	12/1/25	886	974
[2]	Intesa Sanpaolo SpA	3.250%	9/23/24	1,690	1,788
[4]	Intesa Sanpaolo SpA	0.625%	2/24/26	600	699
	Invesco Finance plc	3.125%	11/30/22	970	1,000
	Invesco Finance plc	4.000%	1/30/24	1,370	1,474
	Invesco Finance plc	3.750%	1/15/26	90	99
	Jefferies Group LLC	5.125%	1/20/23	550	582
	JPMorgan Chase & Co.	3.207%	4/1/23	1,836	1,862
	JPMorgan Chase & Co.	2.776%	4/25/23	929	941
	JPMorgan Chase & Co.	3.559%	4/23/24	1,215	1,272
	JPMorgan Chase & Co.	3.625%	5/13/24	735	791
	JPMorgan Chase & Co.	1.514%	6/1/24	950	966
	JPMorgan Chase & Co.	3.797%	7/23/24	480	507
	JPMorgan Chase & Co.	3.875%	9/10/24	100	109
	JPMorgan Chase & Co.	0.653%	9/16/24	635	636
	JPMorgan Chase & Co.	4.023%	12/5/24	2,142	2,295
	JPMorgan Chase & Co.	3.125%	1/23/25	670	712
	JPMorgan Chase & Co.	0.563%	2/16/25	800	796
	JPMorgan Chase & Co.	3.220%	3/1/25	2,667	2,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.824%	6/1/25	3,408	3,406
	JPMorgan Chase & Co.	0.969%	6/23/25	2,400	2,402
	JPMorgan Chase & Co.	3.900%	7/15/25	1,230	1,344
	JPMorgan Chase & Co.	2.301%	10/15/25	3,435	3,562
	JPMorgan Chase & Co.	2.005%	3/13/26	2,830	2,901
	JPMorgan Chase & Co.	2.083%	4/22/26	4,470	4,598
	JPMorgan Chase & Co.	3.200%	6/15/26	338	365
	JPMorgan Chase & Co.	1.045%	11/19/26	3,015	2,967
	JPMorgan Chase & Co.	1.040%	2/4/27	1,325	1,300
	JPMorgan Chase & Co.	1.578%	4/22/27	1,700	1,703
	JPMorgan Chase & Co.	1.470%	9/22/27	1,300	1,291
	Kemper Corp.	4.350%	2/15/25	500	543
[2]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	122
	Lazard Group LLC	3.750%	2/13/25	230	248
[10,11]	Lehman Brothers E-Capital Trust I	1.000%	8/19/65	210	—
	Lincoln National Corp.	4.000%	9/1/23	453	483
	Lloyds Banking Group plc	2.858%	3/17/23	2,065	2,088
	Lloyds Banking Group plc	1.326%	6/15/23	1,190	1,198
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,544
	Lloyds Banking Group plc	2.907%	11/7/23	4,000	4,104
	Lloyds Banking Group plc	3.900%	3/12/24	500	538
	Lloyds Banking Group plc	0.695%	5/11/24	1,740	1,744
	Lloyds Banking Group plc	4.500%	11/4/24	550	604
	Lloyds Banking Group plc	4.450%	5/8/25	765	849
	Lloyds Banking Group plc	3.870%	7/9/25	871	939
	Lloyds Banking Group plc	4.582%	12/10/25	1,075	1,201
	Lloyds Banking Group plc	2.438%	2/5/26	300	311
	Lloyds Banking Group plc	1.627%	5/11/27	585	584
[2]	LSEGA Financing plc	0.650%	4/6/24	1,200	1,197
[2]	LSEGA Financing plc	1.375%	4/6/26	980	976
[4]	Luminor Bank A/S	0.792%	12/3/24	156	183
[6]	Macquarie Bank Ltd.	1.750%	6/21/22	90	66
[3,6]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.762%	6/21/22	1,860	1,350
[3,6]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.912%	5/28/30	1,460	1,112
[6]	Macquarie Group Ltd.	3.250%	12/15/22	400	291
[2]	Macquarie Group Ltd.	3.189%	11/28/23	355	366
	Macquarie Group Ltd.	3.189%	11/28/23	960	989
[2]	Macquarie Group Ltd.	1.340%	1/12/27	515	511
[2]	Macquarie Group Ltd.	1.629%	9/23/27	855	851
[3,6]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.161%	12/15/22	1,150	833
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	172	179
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	411
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	250	267
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	949
[2]	MassMutual Global Funding II	2.750%	6/22/24	2,200	2,320
[3,12,13]	Medline Industries Inc. Bank Loan	—%	9/20/28	180	179
	MetLife Inc.	3.600%	4/10/24	205	220
[2]	Metropolitan Life Global Funding I	0.400%	1/7/24	660	657
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	255	272
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	3,270	3,466
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	208
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,575	1,676
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	660	695
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	2,515	2,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,950	3,047
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,100	2,284
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,630	1,638
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	2,065	2,068
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	1,800	1,797
[2]	Mizuho Bank Ltd.	2.950%	10/17/22	480	493
[2]	Mizuho Bank Ltd.	3.750%	4/16/24	240	258
[2]	Mizuho Bank Ltd.	3.600%	9/25/24	400	431
	Mizuho Financial Group Inc.	2.721%	7/16/23	800	815
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,410	1,426
	Mizuho Financial Group Inc.	2.555%	9/13/25	552	577
	Mizuho Financial Group Inc.	2.226%	5/25/26	600	617
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,140	1,122
	Mizuho Financial Group Inc.	1.554%	7/9/27	800	798
	Morgan Stanley	4.875%	11/1/22	1,160	1,215
	Morgan Stanley	3.125%	1/23/23	3,540	3,665
	Morgan Stanley	3.750%	2/25/23	1,355	1,417
	Morgan Stanley	4.100%	5/22/23	800	845
	Morgan Stanley	0.560%	11/10/23	820	821
	Morgan Stanley	0.529%	1/25/24	3,965	3,967
	Morgan Stanley	0.731%	4/5/24	1,055	1,059
	Morgan Stanley	3.737%	4/24/24	962	1,010
	Morgan Stanley	3.700%	10/23/24	1,115	1,210
	Morgan Stanley	0.791%	1/22/25	1,800	1,801
	Morgan Stanley	0.790%	5/30/25	6,390	6,372
	Morgan Stanley	2.720%	7/22/25	4,058	4,250
	Morgan Stanley	4.000%	7/23/25	2,157	2,377
	Morgan Stanley	0.864%	10/21/25	390	389
	Morgan Stanley	5.000%	11/24/25	2,095	2,394
	Morgan Stanley	3.875%	1/27/26	2,700	2,984
	Morgan Stanley	2.188%	4/28/26	3,547	3,662
	Morgan Stanley	3.125%	7/27/26	195	210
	Morgan Stanley	0.985%	12/10/26	1,375	1,351
	Morgan Stanley	1.593%	5/4/27	975	978
	Morgan Stanley	1.512%	7/20/27	1,900	1,891
[4]	Morgan Stanley	0.406%	10/29/27	314	366
	MUFG Americas Holdings Corp.	3.000%	2/10/25	285	302
	MUFG Union Bank NA	2.100%	12/9/22	643	656
	Nasdaq Inc.	0.445%	12/21/22	300	300
	Nasdaq Inc.	4.250%	6/1/24	100	108
	National Bank of Canada	2.100%	2/1/23	1,330	1,360
	National Bank of Canada	0.750%	8/6/24	1,000	998
	National Bank of Canada	0.550%	11/15/24	1,140	1,137
[2]	National Securities Clearing Corp.	0.750%	12/7/25	500	492
[2]	Nationwide Building Society	3.766%	3/8/24	200	209
[2]	Nationwide Building Society	4.363%	8/1/24	950	1,011
[2]	Nationwide Building Society	1.000%	8/28/25	800	793
[4]	Nationwide Building Society	2.000%	7/25/29	1,485	1,803
	NatWest Group plc	6.125%	12/15/22	162	172
	NatWest Group plc	3.498%	5/15/23	740	754
	NatWest Group plc	3.875%	9/12/23	510	541
	NatWest Group plc	2.359%	5/22/24	320	328
	NatWest Group plc	4.519%	6/25/24	905	963
	NatWest Group plc	4.269%	3/22/25	2,553	2,755
	NatWest Group plc	4.800%	4/5/26	900	1,023
	NatWest Group plc	1.642%	6/14/27	700	700
	NatWest Group plc	3.754%	11/1/29	1,180	1,258
[5]	NatWest Group plc	2.105%	11/28/31	200	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NIBC Bank NV	3.125%	11/15/23	300	421
	Nomura Holdings Inc.	2.648%	1/16/25	800	833
	Nomura Holdings Inc.	1.851%	7/16/25	815	826
	Nomura Holdings Inc.	1.653%	7/14/26	1,365	1,359
[2]	Nordea Bank Abp	0.750%	8/28/25	1,200	1,186
[2]	Northwestern Mutual Global Funding	0.800%	1/14/26	510	501
[2]	Nuveen Finance LLC	4.125%	11/1/24	488	536
	ORIX Corp.	4.050%	1/16/24	150	161
	Owl Rock Capital Corp.	3.750%	7/22/25	330	347
	Owl Rock Capital Corp.	4.250%	1/15/26	60	64
	Owl Rock Capital Corp.	3.400%	7/15/26	470	489
[2]	Pacific Life Global Funding II	1.200%	6/24/25	560	561
[5]	Pension Insurance Corp. plc	6.500%	7/3/24	595	904
[5]	Phoenix Group Holdings plc	6.625%	12/18/25	490	788
	PNC Bank NA	2.028%	12/9/22	940	943
	PNC Bank NA	3.800%	7/25/23	750	793
	PNC Bank NA	3.300%	10/30/24	624	672
	PNC Bank NA	2.950%	2/23/25	690	734
	PNC Bank NA	3.250%	6/1/25	1,860	2,005
	PNC Financial Services Group Inc.	3.900%	4/29/24	248	267
[2]	Protective Life Global Funding	0.502%	4/12/23	240	240
[2]	Protective Life Global Funding	1.618%	4/15/26	820	828
	Prudential Financial Inc.	5.200%	3/15/44	85	92
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	380	388
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,189
[2,14]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	200	196
[5]	Rothesay Life plc	8.000%	10/30/25	445	746
	Royal Bank of Canada	3.700%	10/5/23	1,244	1,324
	Royal Bank of Canada	2.550%	7/16/24	3,047	3,199
	Royal Bank of Canada	2.250%	11/1/24	5,165	5,393
	Royal Bank of Canada	1.150%	6/10/25	880	882
	Royal Bank of Canada	1.200%	4/27/26	1,220	1,213
	Royal Bank of Canada	1.150%	7/14/26	1,305	1,295
	Santander Holdings USA Inc.	3.700%	3/28/22	524	531
	Santander Holdings USA Inc.	3.400%	1/18/23	1,480	1,530
	Santander Holdings USA Inc.	3.500%	6/7/24	1,410	1,498
	Santander Holdings USA Inc.	3.450%	6/2/25	865	926
	Santander Holdings USA Inc.	4.500%	7/17/25	560	617
	Santander UK Group Holdings plc	3.571%	1/10/23	620	625
	Santander UK Group Holdings plc	3.373%	1/5/24	2,017	2,085
	Santander UK Group Holdings plc	4.796%	11/15/24	820	888
	Santander UK Group Holdings plc	1.532%	8/21/26	675	674
	Santander UK Group Holdings plc	1.673%	6/14/27	1,500	1,494
	Santander UK plc	4.000%	3/13/24	1,730	1,868
[2]	SBL Holdings Inc.	5.125%	11/13/26	455	506
[5]	Scottish Widows Ltd.	5.500%	6/16/23	490	708
[2]	Security Benefit Global Funding	1.250%	5/17/24	405	408
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	303
[2]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	200	198
[2]	Standard Chartered plc	1.319%	10/14/23	630	634
[2]	Standard Chartered plc	0.991%	1/12/25	1,205	1,201
[2]	Standard Chartered plc	1.214%	3/23/25	435	436
[2]	Standard Chartered plc	1.456%	1/14/27	375	369
[3,6]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	1.866%	6/28/25	250	186
	State Street Corp.	2.825%	3/30/23	405	410
	State Street Corp.	3.776%	12/3/24	580	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.550%	8/18/25	866	949
	State Street Corp.	2.354%	11/1/25	1,861	1,946
	State Street Corp.	2.901%	3/30/26	520	552
	Stifel Financial Corp.	4.250%	7/18/24	485	528
[3,6]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.950%	0.962%	6/5/23	1,000	731
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	2,205	2,282
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	2,320	2,456
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	150	160
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	230	229
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,210	5,467
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	200	209
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,020	1,059
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,485	1,496
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	400	441
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	992
[3,6]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.212%	3/7/23	641	469
[3,6]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.274%	10/16/24	985	728
[3,6]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.289%	3/29/22	1,227	892
[6]	Svenska Handelsbanken AB	3.250%	9/27/23	390	297
[2]	Svenska Handelsbanken AB	0.550%	6/11/24	700	698
[2]	Svenska Handelsbanken AB	1.418%	6/11/27	400	398
[2]	Swedbank AB	0.600%	9/25/23	1,070	1,072
	Synchrony Bank	3.000%	6/15/22	400	406
	Synchrony Financial	2.850%	7/25/22	780	794
	Synchrony Financial	4.375%	3/19/24	840	906
	Synchrony Financial	4.250%	8/15/24	565	611
	Synchrony Financial	4.500%	7/23/25	1,345	1,485
	Toronto-Dominion Bank	0.750%	6/12/23	539	542
	Toronto-Dominion Bank	0.550%	3/4/24	1,180	1,177
	Toronto-Dominion Bank	2.650%	6/12/24	865	910
[6]	Toronto-Dominion Bank	2.050%	7/10/24	310	231
	Toronto-Dominion Bank	1.150%	6/12/25	1,050	1,053
	Toronto-Dominion Bank	0.750%	9/11/25	1,945	1,921
	Toronto-Dominion Bank	1.250%	9/10/26	1,500	1,490
[3,6]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.025%	7/10/24	1,110	815
	Trinity Acquisition plc	4.400%	3/15/26	40	45
	Truist Bank	3.200%	4/1/24	3,661	3,889
	Truist Bank	3.689%	8/2/24	1,000	1,059
	Truist Bank	2.150%	12/6/24	1,780	1,855
	Truist Bank	1.500%	3/10/25	1,180	1,201
	Truist Bank	3.625%	9/16/25	635	693
	Truist Bank	2.636%	9/17/29	500	523
	Truist Financial Corp.	3.950%	3/22/22	100	101
	Truist Financial Corp.	2.500%	8/1/24	1,575	1,656
	Truist Financial Corp.	4.000%	5/1/25	561	617
	Truist Financial Corp.	1.200%	8/5/25	735	741
	Truist Financial Corp.	1.267%	3/2/27	470	468
	U.S. Bancorp	3.700%	1/30/24	1,139	1,218
	U.S. Bancorp	3.375%	2/5/24	706	750
[4]	U.S. Bancorp	0.850%	6/7/24	409	486
	U.S. Bancorp	2.400%	7/30/24	1,268	1,329
	U.S. Bancorp	3.600%	9/11/24	490	531
	U.S. Bancorp	1.450%	5/12/25	1,200	1,220
	U.S. Bank NA	2.050%	1/21/25	1,250	1,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS AG	0.450%	2/9/24	740	736
[2]	UBS AG	0.700%	8/9/24	900	898
[2]	UBS AG	1.250%	6/1/26	800	795
[2]	UBS Group AG	3.491%	5/23/23	210	214
[2]	UBS Group AG	2.859%	8/15/23	1,872	1,911
[2]	UBS Group AG	1.008%	7/30/24	1,285	1,293
[4]	UBS Group AG	1.500%	11/30/24	295	354
[2]	UBS Group AG	4.125%	9/24/25	257	284
[2]	UBS Group AG	4.125%	4/15/26	250	279
[2]	UBS Group AG	1.494%	8/10/27	1,100	1,088
[4]	UniCredit SpA	1.250%	6/25/25	595	710
	Voya Financial Inc.	3.125%	7/15/24	1,005	1,065
[10,11]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.450%	2/13/23	1,500	1,562
	Wells Fargo & Co.	3.750%	1/24/24	2,775	2,966
[4]	Wells Fargo & Co.	0.500%	4/26/24	805	947
	Wells Fargo & Co.	1.654%	6/2/24	1,680	1,713
[6]	Wells Fargo & Co.	4.750%	8/27/24	630	504
	Wells Fargo & Co.	3.300%	9/9/24	534	574
	Wells Fargo & Co.	3.000%	2/19/25	3,050	3,234
	Wells Fargo & Co.	0.805%	5/19/25	840	842
	Wells Fargo & Co.	3.550%	9/29/25	2,558	2,785
	Wells Fargo & Co.	2.406%	10/30/25	3,310	3,448
	Wells Fargo & Co.	2.164%	2/11/26	1,790	1,848
	Wells Fargo & Co.	2.188%	4/30/26	4,070	4,202
[3,6]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.125%	4/27/22	657	477
[5]	Wells Fargo Bank NA	5.250%	8/1/23	1,000	1,448
	Westpac Banking Corp.	1.150%	6/3/26	355	354
[6]	Westpac Banking Corp.	4.800%	6/14/28	200	153
	Westpac Banking Corp.	2.894%	2/4/30	1,831	1,896
	Westpac Banking Corp.	4.322%	11/23/31	95	105
[3,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	1.416%	2/16/28	100	73
[3,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.816%	6/22/28	1,800	1,326
[3,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	1.990%	8/27/29	600	446
	Willis North America Inc.	3.600%	5/15/24	1,805	1,925
					638,849
Health Care (7.1%)
	AbbVie Inc.	3.375%	11/14/21	1,778	1,784
	AbbVie Inc.	3.450%	3/15/22	2,345	2,366
	AbbVie Inc.	3.250%	10/1/22	416	425
	AbbVie Inc.	2.900%	11/6/22	3,380	3,471
	AbbVie Inc.	3.200%	11/6/22	2,058	2,111
	AbbVie Inc.	2.300%	11/21/22	6,500	6,639
	AbbVie Inc.	2.800%	3/15/23	200	205
	AbbVie Inc.	2.850%	5/14/23	100	103
[4]	AbbVie Inc.	1.250%	6/1/24	495	592
	AbbVie Inc.	3.850%	6/15/24	1,414	1,521
	AbbVie Inc.	2.600%	11/21/24	6,517	6,850
	AbbVie Inc.	3.800%	3/15/25	1,647	1,789
	AbbVie Inc.	3.600%	5/14/25	270	292
	AbbVie Inc.	3.200%	5/14/26	250	270
	Aetna Inc.	2.750%	11/15/22	375	383
	Aetna Inc.	2.800%	6/15/23	1,466	1,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	3.500%	11/15/24	330	355
[2]	Alcon Finance Corp.	2.750%	9/23/26	300	317
	AmerisourceBergen Corp.	0.737%	3/15/23	970	971
	Amgen Inc.	2.700%	5/1/22	565	571
	Amgen Inc.	1.900%	2/21/25	500	514
	Amgen Inc.	3.125%	5/1/25	550	587
	Anthem Inc.	3.500%	8/15/24	350	375
	Anthem Inc.	2.375%	1/15/25	545	568
	Anthem Inc.	1.500%	3/15/26	1,205	1,215
	Astrazeneca Finance LLC	0.700%	5/28/24	2,200	2,203
	Astrazeneca Finance LLC	1.200%	5/28/26	2,500	2,500
	AstraZeneca plc	3.375%	11/16/25	2,000	2,181
[2]	Bausch Health Cos. Inc.	6.125%	4/15/25	321	328
[2]	Bausch Health Cos. Inc.	5.500%	11/1/25	60	61
[2]	Bausch Health Cos. Inc.	5.750%	8/15/27	70	73
[2]	Bausch Health Cos. Inc.	7.000%	1/15/28	30	31
[2]	Bausch Health Cos. Inc.	4.875%	6/1/28	40	42
	Baxalta Inc.	4.000%	6/23/25	200	219
[2]	Bayer U.S. Finance II LLC	3.875%	12/15/23	4,990	5,308
[2]	Bayer U.S. Finance II LLC	4.250%	12/15/25	2,205	2,436
[2]	Bayer U.S. Finance LLC	3.375%	10/8/24	700	746
[4]	Becton Dickinson and Co.	0.000%	8/13/23	1,000	1,161
	Becton Dickinson and Co.	3.363%	6/6/24	876	931
	Biogen Inc.	3.625%	9/15/22	1,275	1,315
	Biogen Inc.	4.050%	9/15/25	200	221
	Boston Scientific Corp.	3.450%	3/1/24	1,835	1,947
	Boston Scientific Corp.	1.900%	6/1/25	860	882
	Boston Scientific Corp.	3.750%	3/1/26	377	414
	Bristol-Myers Squibb Co.	0.537%	11/13/23	1,470	1,470
	Bristol-Myers Squibb Co.	2.900%	7/26/24	3,286	3,489
	Bristol-Myers Squibb Co.	3.875%	8/15/25	236	260
	Bristol-Myers Squibb Co.	0.750%	11/13/25	1,500	1,485
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,675	1,826
	Cardinal Health Inc.	3.079%	6/15/24	495	523
	Cigna Corp.	3.050%	11/30/22	835	859
	Cigna Corp.	3.000%	7/15/23	1,795	1,870
	Cigna Corp.	0.613%	3/15/24	1,000	998
	Cigna Corp.	3.500%	6/15/24	1,833	1,958
	Cigna Corp.	3.250%	4/15/25	1,000	1,069
	Cigna Corp.	4.125%	11/15/25	2,595	2,883
	Cigna Corp.	1.250%	3/15/26	700	698
	CommonSpirit Health	4.200%	8/1/23	100	106
	CommonSpirit Health	2.760%	10/1/24	1,400	1,473
	CommonSpirit Health	1.547%	10/1/25	725	729
	CVS Health Corp.	3.500%	7/20/22	1,000	1,020
	CVS Health Corp.	2.750%	12/1/22	1,200	1,226
	CVS Health Corp.	3.700%	3/9/23	2,860	2,987
	CVS Health Corp.	2.625%	8/15/24	1,400	1,471
	CVS Health Corp.	4.100%	3/25/25	1,928	2,117
	CVS Health Corp.	3.875%	7/20/25	725	794
	CVS Health Corp.	2.875%	6/1/26	500	533
	CVS Health Corp.	3.000%	8/15/26	1,500	1,610
	CVS Health Corp.	3.625%	4/1/27	1,000	1,103
	CVS Health Corp.	1.300%	8/21/27	1,000	984
[4]	Danaher Corp.	1.700%	3/30/24	490	593
	DH Europe Finance II Sarl	2.050%	11/15/22	2,730	2,782
	DH Europe Finance II Sarl	2.200%	11/15/24	2,900	3,019
[4]	DH Europe Finance II Sarl	0.200%	3/18/26	565	658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dignity Health	3.812%	11/1/24	30	32
	Encompass Health Corp.	4.500%	2/1/28	60	62
	Gilead Sciences Inc.	0.750%	9/29/23	2,800	2,800
	Gilead Sciences Inc.	3.700%	4/1/24	1,922	2,054
	Gilead Sciences Inc.	3.500%	2/1/25	2,442	2,628
	Gilead Sciences Inc.	3.650%	3/1/26	1,220	1,336
	GlaxoSmithKline Capital plc	0.534%	10/1/23	445	446
	GlaxoSmithKline Capital plc	3.000%	6/1/24	2,091	2,217
	HCA Inc.	4.750%	5/1/23	1,000	1,063
	HCA Inc.	5.000%	3/15/24	2,729	2,993
	HCA Inc.	5.375%	2/1/25	155	173
	HCA Inc.	5.250%	4/15/25	1,700	1,927
	HCA Inc.	5.250%	6/15/26	900	1,033
[2]	Highmark Inc.	1.450%	5/10/26	1,490	1,478
[2]	Hill-Rom Holdings Inc.	4.375%	9/15/27	155	162
	Humana Inc.	0.650%	8/3/23	1,200	1,201
	Humana Inc.	3.850%	10/1/24	460	497
	Humana Inc.	4.500%	4/1/25	1,500	1,663
	Illumina Inc.	0.550%	3/23/23	500	500
	Laboratory Corp. of America Holdings	3.600%	2/1/25	300	322
	McKesson Corp.	2.700%	12/15/22	1,900	1,942
	McKesson Corp.	2.850%	3/15/23	650	669
	McKesson Corp.	3.796%	3/15/24	2,300	2,457
	McKesson Corp.	0.900%	12/3/25	500	493
	McKesson Corp.	1.300%	8/15/26	1,000	992
	Medtronic Inc.	3.500%	3/15/25	922	1,000
	Merck & Co. Inc.	2.750%	2/10/25	410	434
[2]	Mylan Inc.	3.125%	1/15/23	865	893
[2]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	290	296
	PerkinElmer Inc.	0.850%	9/15/24	1,465	1,465
	Pfizer Inc.	0.800%	5/28/25	715	712
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	200	212
	Quest Diagnostics Inc.	3.500%	3/30/25	345	371
	Quest Diagnostics Inc.	3.450%	6/1/26	100	109
	Royalty Pharma plc	0.750%	9/2/23	2,185	2,192
	Royalty Pharma plc	1.200%	9/2/25	750	745
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,200	2,294
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,620	1,749
	SSM Health Care Corp.	3.688%	6/1/23	1,225	1,279
	Stryker Corp.	1.150%	6/15/25	1,500	1,512
	Stryker Corp.	3.375%	11/1/25	200	217
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	957	1,031
[2]	Tenet Healthcare Corp.	4.625%	9/1/24	50	51
[2]	Tenet Healthcare Corp.	7.500%	4/1/25	20	21
[2]	Tenet Healthcare Corp.	4.875%	1/1/26	195	202
[2]	Tenet Healthcare Corp.	4.250%	6/1/29	78	79
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	450	495
	UnitedHealth Group Inc.	3.500%	2/15/24	743	794
	UnitedHealth Group Inc.	0.550%	5/15/24	960	960
	UnitedHealth Group Inc.	2.375%	8/15/24	1,435	1,504
	UnitedHealth Group Inc.	3.750%	7/15/25	180	199
	UnitedHealth Group Inc.	1.250%	1/15/26	340	343
	UnitedHealth Group Inc.	1.150%	5/15/26	420	421
[4]	Utah Acquisition Sub Inc.	2.250%	11/22/24	1,365	1,683
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,000	1,101
	Viatris Inc.	0.404%	12/15/21	1,000	999
[2]	Viatris Inc.	1.125%	6/22/22	2,200	2,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Viatris Inc.	1.650%	6/22/25	1,904	1,924
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	655	661
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,520	1,634
	Zoetis Inc.	3.250%	2/1/23	419	432
	Zoetis Inc.	4.500%	11/13/25	1,000	1,125
					165,875
Industrials (5.3%)
	3M Co.	2.650%	4/15/25	745	786
[2]	Air Canada	3.875%	8/15/26	105	106
[2]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	25	25
[2]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	35	35
[2]	Allison Transmission Inc.	4.750%	10/1/27	120	125
[2]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	252
[2]	AP Moller - Maersk A/S	3.875%	9/28/25	800	872
[2]	Aramark Services Inc.	6.375%	5/1/25	170	179
[2]	Aramark Services Inc.	5.000%	2/1/28	30	31
[6]	Aurizon Network Pty Ltd.	4.000%	6/21/24	600	463
[6]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	430	318
	Block Financial LLC	5.250%	10/1/25	373	422
	Boeing Co.	2.700%	5/1/22	460	466
	Boeing Co.	1.167%	2/4/23	200	200
	Boeing Co.	4.508%	5/1/23	5,777	6,102
	Boeing Co.	1.875%	6/15/23	775	788
	Boeing Co.	1.433%	2/4/24	6,800	6,810
	Boeing Co.	2.800%	3/1/24	875	909
	Boeing Co.	2.850%	10/30/24	245	257
	Boeing Co.	4.875%	5/1/25	4,405	4,904
	Boeing Co.	2.600%	10/30/25	348	361
	Boeing Co.	2.750%	2/1/26	280	291
	Boeing Co.	2.196%	2/4/26	11,900	11,994
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	365	391
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	230	247
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	582
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	349
[2]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	88
	Carrier Global Corp.	2.242%	2/15/25	3,464	3,589
	Caterpillar Financial Services Corp.	2.550%	11/29/22	10	10
	Caterpillar Financial Services Corp.	2.850%	5/17/24	250	264
	Caterpillar Financial Services Corp.	2.150%	11/8/24	400	418
	Caterpillar Financial Services Corp.	0.800%	11/13/25	925	918
	Caterpillar Financial Services Corp.	1.150%	9/14/26	600	599
[2]	Clark Equipment Co.	5.875%	6/1/25	60	63
[2]	Clean Harbors Inc.	4.875%	7/15/27	240	249
[3,12,13,14]	Clean Harbors Inc. Bank Loan	—%	9/21/28	200	200
	CNH Industrial Capital LLC	3.875%	10/15/21	230	230
	CNH Industrial Capital LLC	4.375%	4/5/22	750	764
	CNH Industrial Capital LLC	1.950%	7/2/23	790	808
	CNH Industrial Capital LLC	1.875%	1/15/26	1,027	1,042
	CNH Industrial Capital LLC	1.450%	7/15/26	1,160	1,155
	CNH Industrial NV	4.500%	8/15/23	1,620	1,732
	CSX Corp.	3.400%	8/1/24	1,565	1,680
	CSX Corp.	3.350%	11/1/25	140	151
[1]	CSX Transportation Inc.	6.251%	1/15/23	75	79
	Cummins Inc.	0.750%	9/1/25	295	292
	Deere & Co.	2.750%	4/15/25	710	752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delta Air Lines Inc.	2.900%	10/28/24	70	72
[2]	Delta Air Lines Inc.	7.000%	5/1/25	1,665	1,945
[1,2]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	2,440	2,612
	Dover Corp.	3.150%	11/15/25	210	226
[4]	easyJet plc	0.875%	6/11/25	425	498
	Embraer Overseas Ltd.	5.696%	9/16/23	37	39
	Embraer SA	5.150%	6/15/22	610	625
	General Dynamics Corp.	3.250%	4/1/25	1,360	1,461
	General Dynamics Corp.	3.500%	5/15/25	1,070	1,161
	General Electric Co.	5.550%	1/5/26	960	1,123
[2]	H&E Equipment Services Inc.	3.875%	12/15/28	140	140
[5]	Heathrow Funding Ltd.	6.750%	12/3/28	285	476
[4]	Honeywell International Inc.	0.000%	3/10/24	200	233
	Honeywell International Inc.	1.350%	6/1/25	950	964
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	1,605	1,737
[4]	John Deere Cash Management Sarl	1.375%	4/2/24	495	597
	Johnson Controls International plc	3.625%	7/2/24	303	323
	L3Harris Technologies Inc.	3.850%	6/15/23	3,571	3,764
	L3Harris Technologies Inc.	3.950%	5/28/24	672	721
	L3Harris Technologies Inc.	3.832%	4/27/25	155	169
	Lennox International Inc.	1.350%	8/1/25	230	230
	Lockheed Martin Corp.	2.900%	3/1/25	120	128
[2]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	4,350	4,734
[3,6]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.475%	7/12/24	250	181
	Norfolk Southern Corp.	3.650%	8/1/25	270	294
	Norfolk Southern Corp.	2.900%	6/15/26	340	364
	Northrop Grumman Corp.	2.930%	1/15/25	2,192	2,322
	Otis Worldwide Corp.	2.056%	4/5/25	3,410	3,522
[6]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	460	367
	Parker-Hannifin Corp.	3.500%	9/15/22	200	206
	Parker-Hannifin Corp.	3.300%	11/21/24	250	268
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	120	126
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	340	350
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	140	148
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	1,920	2,046
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,360	1,345
[6]	Qantas Airways Ltd.	7.750%	5/19/22	1,280	965
[6]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	160	120
	Quanta Services Inc.	0.950%	10/1/24	350	350
	Raytheon Technologies Corp.	3.650%	8/16/23	308	324
	Raytheon Technologies Corp.	3.200%	3/15/24	4,495	4,761
	Raytheon Technologies Corp.	3.950%	8/16/25	1,120	1,234
	Raytheon Technologies Corp.	3.500%	3/15/27	1,149	1,262
	Republic Services Inc.	2.500%	8/15/24	40	42
	Republic Services Inc.	3.200%	3/15/25	385	411
	Republic Services Inc.	0.875%	11/15/25	500	493
[2]	Rolls-Royce plc	3.625%	10/14/25	90	91
[2]	Rolls-Royce plc	5.750%	10/15/27	350	389
	Ryder System Inc.	2.875%	6/1/22	1,350	1,370
	Ryder System Inc.	2.500%	9/1/22	300	306
	Ryder System Inc.	3.650%	3/18/24	2,105	2,247
[2]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	2,215	2,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	1,250	1,246
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,024
	Southwest Airlines Co.	4.750%	5/4/23	2,700	2,874
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,432
	Southwest Airlines Co.	3.000%	11/15/26	200	213
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	687
	Teledyne Technologies Inc.	1.600%	4/1/26	1,750	1,761
[2]	TransDigm Inc.	8.000%	12/15/25	215	229
[2]	TransDigm Inc.	6.250%	3/15/26	190	199
	TransDigm Inc.	5.500%	11/15/27	150	154
	Tyco Electronics Group SA	3.500%	2/3/22	1,215	1,218
	Tyco Electronics Group SA	3.450%	8/1/24	725	771
	Tyco Electronics Group SA	3.125%	8/15/27	700	767
[1]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	334	345
	Union Pacific Corp.	2.950%	3/1/22	834	843
	Union Pacific Corp.	2.950%	1/15/23	797	818
	Union Pacific Corp.	3.500%	6/8/23	225	236
	Union Pacific Corp.	3.646%	2/15/24	400	425
	Union Pacific Corp.	3.150%	3/1/24	1,440	1,525
	Union Pacific Corp.	3.250%	1/15/25	50	53
	Union Pacific Corp.	3.250%	8/15/25	230	248
	Union Pacific Corp.	2.750%	3/1/26	300	319
	Union Pacific Corp.	3.000%	4/15/27	210	226
[1]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	280	297
	United Airlines Holdings Inc.	4.875%	1/15/25	70	72
[2]	United Airlines Inc.	4.375%	4/15/26	230	236
	United Rentals North America Inc.	3.875%	11/15/27	222	233
[1]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	95	95
	Waste Management Inc.	2.400%	5/15/23	110	113
	Waste Management Inc.	0.750%	11/15/25	700	689
[2]	WESCO Distribution Inc.	7.250%	6/15/28	155	172
[4]	Wizz Air Finance Co. BV	1.350%	1/19/24	100	118
[6]	WSO Finance Pty Ltd.	3.500%	7/14/23	310	233
					125,318
Materials (2.2%)
[2]	Air Liquide Finance SA	2.250%	9/27/23	1,435	1,482
	ArcelorMittal SA	4.550%	3/11/26	670	748
[2]	Arconic Corp.	6.000%	5/15/25	35	37
[2]	Arconic Rolled Products Corp.	6.125%	2/15/28	65	69
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	250	261
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	155	161
[2]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	83
	Ball Corp.	5.000%	3/15/22	30	30
	Ball Corp.	4.000%	11/15/23	215	227
	Ball Corp.	4.875%	3/15/26	75	83
[2]	Berry Global Inc.	0.950%	2/15/24	2,065	2,067
[4]	Berry Global Inc.	1.000%	1/15/25	285	336
[2]	Berry Global Inc.	1.570%	1/15/26	2,621	2,622
[2]	Berry Global Inc.	4.875%	7/15/26	195	205
[2]	Berry Global Inc.	5.625%	7/15/27	710	749
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	40	40
[2]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	48	52
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,510	1,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,306
	Cleveland-Cliffs Inc.	5.875%	6/1/27	155	161
	Dow Chemical Co.	4.550%	11/30/25	790	888
	Dow Chemical Co.	3.625%	5/15/26	1,880	2,061
	DuPont de Nemours Inc.	4.205%	11/15/23	2,856	3,067
	DuPont de Nemours Inc.	4.493%	11/15/25	2,040	2,294
	Eastman Chemical Co.	3.600%	8/15/22	375	382
	Eastman Chemical Co.	3.800%	3/15/25	670	725
	EI du Pont de Nemours and Co.	1.700%	7/15/25	460	470
[2]	Element Solutions Inc.	3.875%	9/1/28	120	122
	FMC Corp.	3.950%	2/1/22	610	612
[2]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	35	37
	Freeport-McMoRan Inc.	4.550%	11/14/24	790	854
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	282
[2]	Georgia-Pacific LLC	0.625%	5/15/24	2,905	2,902
[2]	Georgia-Pacific LLC	1.750%	9/30/25	1,560	1,596
[2]	Georgia-Pacific LLC	0.950%	5/15/26	2,250	2,224
[2]	Georgia-Pacific LLC	2.100%	4/30/27	1,470	1,511
[5]	Glencore Finance Europe Ltd.	6.000%	4/3/22	300	415
[4]	Glencore Finance Europe Ltd.	1.750%	3/17/25	214	260
[4]	Glencore Finance Europe Ltd.	3.750%	4/1/26	313	413
[2]	Graphic Packaging International LLC	0.821%	4/15/24	1,025	1,018
[2]	Graphic Packaging International LLC	3.500%	3/15/28	20	20
[2]	Graphic Packaging International LLC	3.500%	3/1/29	63	63
[2]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	740	743
[2]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	788	859
[2]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	50	51
[2]	Ingevity Corp.	3.875%	11/1/28	70	70
[2]	International Flavors & Fragrances Inc.	0.697%	9/15/22	570	572
[2]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	70	73
	LYB International Finance BV	4.000%	7/15/23	683	724
	LYB International Finance III LLC	1.250%	10/1/25	1,640	1,637
	LyondellBasell Industries NV	5.750%	4/15/24	1,255	1,394
	Martin Marietta Materials Inc.	0.650%	7/15/23	500	501
	Mosaic Co.	4.250%	11/15/23	635	677
	Newmont Corp.	3.500%	3/15/22	2	2
	Newmont Corp.	3.700%	3/15/23	198	205
	Nucor Corp.	2.000%	6/1/25	460	473
	Nutrien Ltd.	3.150%	10/1/22	414	423
	Nutrien Ltd.	1.900%	5/13/23	1,491	1,523
	Nutrien Ltd.	3.500%	6/1/23	276	287
	Nutrien Ltd.	3.625%	3/15/24	151	161
	Nutrien Ltd.	3.375%	3/15/25	330	353
	Nutrien Ltd.	3.000%	4/1/25	780	826
	Packaging Corp. of America	3.650%	9/15/24	11	12
[2]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group	4.000%	10/15/27	235	233
	PPG Industries Inc.	1.200%	3/15/26	955	950
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	155	169
	Sherwin-Williams Co.	4.200%	1/15/22	47	47
	Sherwin-Williams Co.	3.125%	6/1/24	2	2
[2]	SPCM SA	3.125%	3/15/27	35	35
	Steel Dynamics Inc.	2.800%	12/15/24	445	469
	Steel Dynamics Inc.	2.400%	6/15/25	330	343
	WestRock RKT LLC	4.000%	3/1/23	1,010	1,049
	WRKCo Inc.	3.000%	9/15/24	1,235	1,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	3.750%	3/15/25	270	292
					50,972
Real Estate (3.7%)
[5]	Akelius Residential Property AB	2.375%	8/15/25	800	1,121
[6]	Ale Direct Property Trust	4.000%	8/20/22	370	273
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,829	1,977
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	200	208
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	760	825
	American Tower Corp.	3.000%	6/15/23	1,824	1,900
	American Tower Corp.	0.600%	1/15/24	1,630	1,627
	American Tower Corp.	3.375%	5/15/24	930	990
	American Tower Corp.	2.950%	1/15/25	1,586	1,675
	American Tower Corp.	2.400%	3/15/25	1,718	1,786
	American Tower Corp.	4.000%	6/1/25	1,060	1,156
	American Tower Corp.	1.600%	4/15/26	2,020	2,029
	American Tower Corp.	1.450%	9/15/26	990	985
[4]	American Tower Corp.	0.450%	1/15/27	563	651
[4]	American Tower Corp.	0.400%	2/15/27	256	295
[4]	Aroundtown SA	0.625%	7/9/25	1,300	1,528
	AvalonBay Communities Inc.	2.850%	3/15/23	400	411
	AvalonBay Communities Inc.	2.950%	5/11/26	600	643
	AvalonBay Communities Inc.	2.900%	10/15/26	200	215
	Boston Properties LP	3.125%	9/1/23	1,300	1,356
	Boston Properties LP	3.800%	2/1/24	150	159
	Boston Properties LP	3.200%	1/15/25	380	404
	Brandywine Operating Partnership LP	3.950%	2/15/23	390	405
	Brandywine Operating Partnership LP	4.100%	10/1/24	390	420
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,035	2,171
	Brixmor Operating Partnership LP	3.850%	2/1/25	1,041	1,125
	Camden Property Trust	2.950%	12/15/22	1,150	1,176
	Camden Property Trust	4.250%	1/15/24	1,518	1,623
	Camden Property Trust	3.500%	9/15/24	180	192
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	762	800
	Corporate Office Properties LP	5.000%	7/1/25	80	89
	Corporate Office Properties LP	2.250%	3/15/26	1,055	1,080
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,255
	Crown Castle International Corp.	3.200%	9/1/24	1,930	2,053
	Crown Castle International Corp.	1.350%	7/15/25	860	864
	Crown Castle International Corp.	3.700%	6/15/26	340	372
	Crown Castle International Corp.	1.050%	7/15/26	2,065	2,023
[2]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	108	112
	CubeSmart LP	4.375%	12/15/23	350	375
	CubeSmart LP	4.000%	11/15/25	240	263
[4]	Digital Dutch Finco BV	0.625%	7/15/25	420	496
[4]	Digital Euro Finco LLC	2.625%	4/15/24	399	492
	Digital Realty Trust LP	4.750%	10/1/25	735	829
	Duke Realty LP	3.750%	12/1/24	50	54
	Duke Realty LP	3.250%	6/30/26	430	463
	Equinix Inc.	1.450%	5/15/26	290	289
	Equinix Inc.	2.900%	11/18/26	480	509
	ERP Operating LP	3.000%	4/15/23	1,430	1,479
	ERP Operating LP	3.375%	6/1/25	600	645
[4]	Fastighets AB Balder	1.875%	3/14/25	300	365
	Federal Realty Investment Trust	2.750%	6/1/23	500	516
	Federal Realty Investment Trust	3.950%	1/15/24	724	772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	125	127
	Healthcare Realty Trust Inc.	3.875%	5/1/25	200	216
	Healthpeak Properties Inc.	3.400%	2/1/25	114	122
	Healthpeak Properties Inc.	1.350%	2/1/27	1,300	1,287
	Highwoods Realty LP	3.625%	1/15/23	170	175
	Host Hotels & Resorts LP	4.000%	6/15/25	227	243
[2]	IIP Operating Partnership LP	5.500%	5/25/26	900	944
	Kilroy Realty LP	3.450%	12/15/24	669	715
	Kilroy Realty LP	4.375%	10/1/25	190	212
	Kimco Realty Corp.	3.500%	4/15/23	410	425
	Kimco Realty Corp.	3.125%	6/1/23	657	681
	Kimco Realty Corp.	4.450%	1/15/24	340	363
	Kimco Realty Corp.	2.700%	3/1/24	885	922
	Kimco Realty Corp.	3.300%	2/1/25	1,470	1,566
[4]	Kojamo OYJ	1.500%	6/19/24	150	180
[4]	Logicor Financing Sarl	0.750%	7/15/24	200	236
[4]	Logicor Financing Sarl	2.250%	5/13/25	145	179
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	386	420
[2]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	161	174
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	33	36
	Mid-America Apartments LP	4.300%	10/15/23	135	144
	Mid-America Apartments LP	3.750%	6/15/24	160	171
	Mid-America Apartments LP	4.000%	11/15/25	110	121
	Mid-America Apartments LP	1.100%	9/15/26	770	760
	National Retail Properties Inc.	3.900%	6/15/24	805	864
	National Retail Properties Inc.	4.000%	11/15/25	615	678
	Office Properties Income Trust	2.650%	6/15/26	400	403
	Omega Healthcare Investors Inc.	4.375%	8/1/23	75	79
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	573
	Omega Healthcare Investors Inc.	4.500%	1/15/25	101	110
	Omega Healthcare Investors Inc.	5.250%	1/15/26	650	738
[2]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	1,326	1,340
[2]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	220
[2]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	35	37
	Realty Income Corp.	3.875%	7/15/24	235	254
	Realty Income Corp.	3.875%	4/15/25	745	816
	Realty Income Corp.	0.750%	3/15/26	330	322
[5]	Realty Income Corp.	1.125%	7/13/27	400	530
	Regency Centers LP	3.750%	6/15/24	40	43
	Sabra Health Care LP	4.800%	6/1/24	1,620	1,784
[4]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	300	364
	Simon Property Group LP	2.750%	6/1/23	340	351
	Simon Property Group LP	3.750%	2/1/24	1,060	1,129
	Simon Property Group LP	2.000%	9/13/24	2,446	2,530
	Simon Property Group LP	3.375%	10/1/24	1,210	1,295
	Simon Property Group LP	3.500%	9/1/25	1,605	1,746
	Simon Property Group LP	3.300%	1/15/26	280	303
[2]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	240	254
[2]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	35	36
	Ventas Realty LP	3.500%	4/15/24	1,095	1,166
	Ventas Realty LP	3.750%	5/1/24	95	101
	Ventas Realty LP	2.650%	1/15/25	390	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventas Realty LP	3.500%	2/1/25	180	192
	VEREIT Operating Partnership LP	4.600%	2/6/24	1,305	1,408
	VEREIT Operating Partnership LP	4.625%	11/1/25	2,275	2,558
	VEREIT Operating Partnership LP	4.875%	6/1/26	3,080	3,527
	Vornado Realty LP	2.150%	6/1/26	400	407
[2]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	223
	Welltower Inc.	3.625%	3/15/24	840	896
	Welltower Inc.	4.000%	6/1/25	2,343	2,563
[5]	Westfield America Management Ltd.	2.125%	3/30/25	200	275
					86,462
Technology (5.1%)
	Analog Devices Inc.	2.950%	4/1/25	400	426
	Apple Inc.	3.000%	2/9/24	959	1,011
	Apple Inc.	3.450%	5/6/24	1,305	1,401
	Apple Inc.	2.850%	5/11/24	2,476	2,613
	Apple Inc.	2.750%	1/13/25	1,300	1,377
	Apple Inc.	0.700%	2/8/26	725	717
	Apple Inc.	3.250%	2/23/26	1,070	1,164
	Apple Inc.	2.450%	8/4/26	1,400	1,482
	Apple Inc.	2.050%	9/11/26	2,091	2,178
	Apple Inc.	3.200%	5/11/27	1,600	1,755
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	416	441
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	250	265
	Broadcom Inc.	3.625%	10/15/24	2,886	3,117
	Broadcom Inc.	4.700%	4/15/25	1,800	2,003
	Broadcom Inc.	3.150%	11/15/25	1,260	1,346
	Broadcom Inc.	4.250%	4/15/26	1,660	1,848
	Broadcom Inc.	3.459%	9/15/26	250	270
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	104
	Citrix Systems Inc.	1.250%	3/1/26	595	585
[2]	Clarivate Science Holdings Corp.	3.875%	7/1/28	125	125
[2]	CommScope Inc.	6.000%	3/1/26	75	78
[2]	CommScope Inc.	8.250%	3/1/27	20	21
[2]	CommScope Inc.	7.125%	7/1/28	58	59
[2]	CommScope Inc.	4.750%	9/1/29	65	65
[2]	CommScope Technologies Finance LLC	6.000%	6/15/25	90	91
	Dell International LLC / EMC Corp.	5.450%	6/15/23	826	887
	Dell International LLC / EMC Corp.	4.000%	7/15/24	845	914
	Dell International LLC / EMC Corp.	5.850%	7/15/25	2,060	2,396
	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,180	4,985
	Dell International LLC / EMC Corp.	4.900%	10/1/26	430	495
	DXC Technology Co.	1.800%	9/15/26	1,800	1,798
[2]	Entegris Inc.	4.375%	4/15/28	60	63
[2]	Entegris Inc.	3.625%	5/1/29	65	66
	Equifax Inc.	2.600%	12/1/24	2,401	2,520
	Equifax Inc.	2.600%	12/15/25	1,200	1,259
[4]	Fidelity National Information Services Inc.	0.750%	5/21/23	580	682
	Fidelity National Information Services Inc.	0.600%	3/1/24	940	939
	Fiserv Inc.	3.800%	10/1/23	585	622
	Fiserv Inc.	2.750%	7/1/24	5,290	5,570
	Fiserv Inc.	3.200%	7/1/26	1,480	1,598
	Global Payments Inc.	1.200%	3/1/26	1,592	1,576
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,189
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	650	735
	HP Inc.	2.200%	6/17/25	2,670	2,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	HP Inc.	1.450%	6/17/26	2,600	2,590
	Intel Corp.	3.700%	7/29/25	300	328
	Intel Corp.	3.750%	3/25/27	150	168
	International Business Machines Corp.	3.625%	2/12/24	1,800	1,927
	International Business Machines Corp.	3.000%	5/15/24	1,595	1,692
	International Business Machines Corp.	3.300%	5/15/26	3,420	3,732
	Juniper Networks Inc.	1.200%	12/10/25	1,490	1,482
[2]	Marvell Technology Inc.	4.200%	6/22/23	750	791
	Micron Technology Inc.	2.497%	4/24/23	260	268
	Micron Technology Inc.	4.640%	2/6/24	770	835
	Microsoft Corp.	3.125%	11/3/25	287	311
[2]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	50	52
[2]	NXP BV / NXP Funding LLC	3.875%	9/1/22	3,457	3,561
[2]	NXP BV / NXP Funding LLC	4.625%	6/1/23	700	745
[2]	NXP BV / NXP Funding LLC	4.875%	3/1/24	2,360	2,575
	Oracle Corp.	2.625%	2/15/23	1,559	1,604
	Oracle Corp.	3.625%	7/15/23	150	159
	Oracle Corp.	2.400%	9/15/23	3,577	3,701
	Oracle Corp.	3.400%	7/8/24	1,035	1,105
	Oracle Corp.	2.950%	11/15/24	1,395	1,480
	Oracle Corp.	2.500%	4/1/25	3,283	3,435
	Oracle Corp.	2.950%	5/15/25	150	159
	Oracle Corp.	1.650%	3/25/26	4,110	4,168
	Oracle Corp.	2.650%	7/15/26	1,562	1,647
	QUALCOMM Inc.	3.250%	5/20/27	950	1,042
	Roper Technologies Inc.	3.800%	12/15/26	240	266
[2]	Sabre GLBL Inc.	9.250%	4/15/25	45	52
[2]	Sabre GLBL Inc.	7.375%	9/1/25	103	110
[2]	Seagate HDD Cayman	3.125%	7/15/29	125	121
	Skyworks Solutions Inc.	0.900%	6/1/23	340	341
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,969
[2]	Square Inc.	2.750%	6/1/26	70	71
[2]	SS&C Technologies Inc.	5.500%	9/30/27	180	190
	Verisk Analytics Inc.	4.125%	9/12/22	1,200	1,242
	Verisk Analytics Inc.	4.000%	6/15/25	1,380	1,519
	Visa Inc.	3.150%	12/14/25	1,200	1,302
	VMware Inc.	2.950%	8/21/22	1,833	1,871
	VMware Inc.	0.600%	8/15/23	1,000	1,001
	VMware Inc.	4.500%	5/15/25	4,554	5,075
	VMware Inc.	1.400%	8/15/26	2,460	2,449
	Western Digital Corp.	4.750%	2/15/26	375	415
					119,143
Utilities (4.1%)
	AEP Texas Inc.	2.400%	10/1/22	700	713
	AEP Transmission Co. LLC	3.100%	12/1/26	410	442
	Ameren Corp.	2.500%	9/15/24	1,060	1,108
	Ameren Illinois Co.	3.250%	3/1/25	340	364
	American Electric Power Co. Inc.	1.000%	11/1/25	325	321
	Atmos Energy Corp.	0.625%	3/9/23	1,190	1,190
[3,6]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.420%	7/1/24	500	357
	Baltimore Gas and Electric Co.	2.800%	8/15/22	70	71
	Baltimore Gas and Electric Co.	3.350%	7/1/23	110	115
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,215	2,349
	Black Hills Corp.	1.037%	8/23/24	1,000	1,000
[4]	Cadent Finance plc	0.625%	9/22/24	430	508
[2]	Calpine Corp.	4.500%	2/15/28	220	225
	CenterPoint Energy Inc.	2.500%	9/1/22	1,120	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	3.850%	2/1/24	33	35
	CenterPoint Energy Inc.	2.500%	9/1/24	380	397
	CenterPoint Energy Inc.	1.450%	6/1/26	1,130	1,131
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	960	960
	Clearway Energy Operating LLC	5.000%	9/15/26	215	221
	Commonwealth Edison Co.	3.100%	11/1/24	170	180
	Consolidated Edison Inc.	0.650%	12/1/23	1,340	1,340
[6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	189
	Dominion Energy Inc.	2.750%	9/15/22	1,245	1,267
[2]	Dominion Energy Inc.	2.450%	1/15/23	100	103
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,648
	Dominion Energy Inc.	1.450%	4/15/26	1,450	1,457
[3]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.646%	9/15/23	1,100	1,100
	DTE Electric Co.	3.375%	3/1/25	10	11
	DTE Energy Co.	2.250%	11/1/22	2,495	2,545
	DTE Energy Co.	1.050%	6/1/25	1,125	1,116
	Duke Energy Corp.	3.227%	3/11/22	8,375	8,483
	Duke Energy Corp.	3.750%	4/15/24	250	267
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,422
	Duke Energy Ohio Inc.	3.800%	9/1/23	380	401
	Duke Energy Progress LLC	3.250%	8/15/25	300	324
[5]	E.ON International Finance BV	5.625%	12/6/23	100	149
[2]	East Ohio Gas Co.	1.300%	6/15/25	285	286
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	300	316
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	170	178
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	444	478
[2]	Electricite de France SA	4.500%	9/21/28	200	230
[2]	Emera U.S. Finance LP	0.833%	6/15/24	200	199
[2]	Enel Finance International NV	1.375%	7/12/26	1,500	1,490
[2]	Engie SA	2.875%	10/10/22	275	282
	Entergy Arkansas LLC	3.050%	6/1/23	220	228
	Entergy Arkansas LLC	3.700%	6/1/24	320	342
	Entergy Arkansas LLC	3.500%	4/1/26	690	754
	Entergy Corp.	4.000%	7/15/22	1,260	1,288
	Entergy Corp.	0.900%	9/15/25	1,025	1,007
	Entergy Corp.	2.950%	9/1/26	2,670	2,840
	Entergy Louisiana LLC	4.050%	9/1/23	360	381
	Entergy Louisiana LLC	0.620%	11/17/23	1,045	1,045
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,251
[3,6]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.040%	1.052%	12/13/23	200	146
	Evergy Inc.	2.450%	9/15/24	1,500	1,566
	Evergy Kansas Central Inc.	2.550%	7/1/26	477	502
	Eversource Energy	0.800%	8/15/25	405	398
	Exelon Corp.	3.950%	6/15/25	715	779
	FirstEnergy Corp.	2.050%	3/1/25	165	167
	FirstEnergy Corp.	4.400%	7/15/27	115	126
	Florida Power & Light Co.	2.850%	4/1/25	540	573
	Georgia Power Co.	2.200%	9/15/24	820	852
[4]	IE2 Holdco SAU	2.375%	11/27/23	600	726
[4]	IE2 Holdco SAU	2.875%	6/1/26	300	385
	ITC Holdings Corp.	2.700%	11/15/22	750	767
	ITC Holdings Corp.	3.250%	6/30/26	300	324
	Korea Midland Power Co. Ltd	2.375%	7/22/22	304	309
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	937	945
	MidAmerican Energy Co.	3.700%	9/15/23	130	137
	MidAmerican Energy Co.	3.500%	10/15/24	200	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Fuel Gas Co.	5.500%	1/15/26	295	340
[4]	National Grid Electricity Transmission plc	0.190%	1/20/25	393	458
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	309
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	25	26
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,445	1,464
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	108
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	2,790	2,800
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	1,200	1,269
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	440	464
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	104	112
[2]	NextEra Energy Operating Partners LP	4.500%	9/15/27	275	296
[2]	NRG Energy Inc.	2.000%	12/2/25	628	639
	NRG Energy Inc.	6.625%	1/15/27	111	115
	NSTAR Electric Co.	2.375%	10/15/22	535	544
	NSTAR Electric Co.	3.250%	11/15/25	290	311
	NSTAR Electric Co.	3.200%	5/15/27	1,260	1,375
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	95	96
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,425	1,502
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	390	414
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	310	302
	ONE Gas Inc.	0.850%	3/11/23	730	730
	Pacific Gas and Electric Co.	3.500%	6/15/25	205	214
	Pacific Gas and Electric Co.	3.450%	7/1/25	335	350
	Pacific Gas and Electric Co.	3.150%	1/1/26	270	279
	PacifiCorp	3.600%	4/1/24	525	560
[2]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	70	73
	PECO Energy Co.	3.150%	10/15/25	115	124
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	912	914
	Potomac Electric Power Co.	3.600%	3/15/24	340	362
	Progress Energy Inc.	3.150%	4/1/22	520	524
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	292
	Public Service Enterprise Group Inc.	2.650%	11/15/22	45	46
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,040	2,148
	Public Service Enterprise Group Inc.	0.800%	8/15/25	885	870
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,207
	Sempra Energy	2.900%	2/1/23	415	427
	Southern California Edison Co.	0.700%	4/3/23	870	872
	Southern California Edison Co.	3.700%	8/1/25	400	435
	Southern California Edison Co.	1.200%	2/1/26	200	199
	Southern California Gas Co.	2.600%	6/15/26	560	592
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	160
	Southern Power Co.	0.900%	1/15/26	300	294
	Southwestern Electric Power Co.	3.550%	2/15/22	360	361
	Southwestern Electric Power Co.	1.650%	3/15/26	1,030	1,039
	Southwestern Public Service Co.	3.300%	6/15/24	1,410	1,489
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	271
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	692	700
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	310	325
	Union Electric Co.	2.950%	6/15/27	365	391
[6]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	190	143
[6]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	800	626
[3,6]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.305%	1/15/22	1,810	1,307
	Virginia Electric and Power Co.	3.450%	9/1/22	690	704
	Virginia Electric and Power Co.	2.750%	3/15/23	145	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric and Power Co.	3.450%	2/15/24	525	556
	Virginia Electric and Power Co.	3.100%	5/15/25	300	319
	Virginia Electric and Power Co.	2.950%	11/15/26	1,330	1,428
	Virginia Electric and Power Co.	3.500%	3/15/27	800	881
[2]	Vistra Operations Co. LLC	5.500%	9/1/26	680	699
[2]	Vistra Operations Co. LLC	5.625%	2/15/27	110	114
[2]	Vistra Operations Co. LLC	5.000%	7/31/27	40	41
	WEC Energy Group Inc.	0.550%	9/15/23	1,835	1,835
	WEC Energy Group Inc.	0.800%	3/15/24	1,450	1,454
[5]	Western Power Distribution plc	3.625%	11/6/23	428	606
					96,216
Total Corporate Bonds (Cost $1,759,799)					1,778,090
Sovereign Bonds (3.0%)
[2]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	471
[2]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	258
[2]	CDP Financial Inc.	3.150%	7/24/24	670	717
	Corp. Andina de Fomento	4.375%	6/15/22	678	696
	Corp. Andina de Fomento	2.375%	5/12/23	950	976
	Corp. Andina de Fomento	1.625%	9/23/25	1,665	1,681
[2]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	350	355
[2]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	50
	Dominican Republic	6.600%	1/28/24	185	204
[1]	Dominican Republic	5.875%	4/18/24	236	250
[2]	Dominican Republic	4.875%	9/23/32	250	256
	Federative Republic of Brazil	3.875%	6/12/30	376	365
	Federative Republic of Brazil	4.750%	1/14/50	200	177
	Fondo MIVIVIENDA SA	3.500%	1/31/23	1,105	1,135
[2]	Government of Bermuda	4.138%	1/3/23	200	209
	Kingdom of Morocco	4.250%	12/11/22	1,009	1,045
[2,4]	Kingdom of Morocco	1.375%	3/30/26	1,500	1,741
[4]	Kingdom of Morocco	1.375%	3/30/26	200	232
	Kingdom of Saudi Arabia	2.375%	10/26/21	2,260	2,262
	Kingdom of Saudi Arabia	4.000%	4/17/25	1,197	1,311
	Korea Development Bank	3.250%	2/19/24	295	314
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	205
[2]	Korea National Oil Corp.	2.875%	3/27/22	400	405
	Korea National Oil Corp.	0.875%	10/5/25	600	590
	KSA Sukuk Ltd.	2.894%	4/20/22	3,323	3,366
	Kuwait	2.750%	3/20/22	939	949
[4]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	654
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	661	670
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	206
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	200	216
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	800	888
	Province of Nova Scotia	8.250%	7/30/22	315	335
	Republic of Chile	3.125%	3/27/25	455	485
[4]	Republic of Chile	0.100%	1/26/27	570	648
	Republic of Chile	3.240%	2/6/28	252	268
[4]	Republic of Chile	0.555%	1/21/29	713	822
	Republic of Chile	2.550%	7/27/33	938	916
	Republic of Colombia	2.625%	3/15/23	2,554	2,592
	Republic of Colombia	4.000%	2/26/24	6,720	7,031
	Republic of Colombia	4.500%	1/28/26	625	671
	Republic of Croatia	5.500%	4/4/23	1,988	2,128
	Republic of Guatemala	5.750%	6/6/22	700	717
	Republic of Hungary	5.375%	2/21/23	3,074	3,278
	Republic of Hungary	5.750%	11/22/23	2,053	2,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Hungary	5.375%	3/25/24	1,218	1,353
[4]	Republic of Hungary	1.125%	4/28/26	1,000	1,211
[2]	Republic of Indonesia	3.700%	1/8/22	400	403
	Republic of Lithuania	6.625%	2/1/22	880	898
	Republic of Panama	4.000%	9/22/24	2,384	2,566
	Republic of Panama	3.750%	3/16/25	1,823	1,959
	Republic of Panama	7.125%	1/29/26	218	267
[1]	Republic of Panama	3.870%	7/23/60	100	98
	Republic of Paraguay	4.625%	1/25/23	1,374	1,429
	Republic of Paraguay	5.000%	4/15/26	400	445
	Republic of Peru	7.350%	7/21/25	1,072	1,298
	Republic of Peru	2.392%	1/23/26	113	116
[4]	Republic of Philippines	0.000%	2/3/23	1,199	1,386
[4]	Republic of Philippines	0.250%	4/28/25	660	764
[4]	Republic of Serbia	3.125%	5/15/27	1,764	2,245
	Republic of Slovenia	5.500%	10/26/22	280	295
[2]	Republic of Slovenia	5.250%	2/18/24	300	333
	Republic of Turkey	3.250%	3/23/23	400	398
	Republic of Uzbekistan	4.750%	2/20/24	260	272
	Romania	4.375%	8/22/23	370	395
	Romania	4.875%	1/22/24	224	243
[4]	Romania	2.750%	2/26/26	311	395
[4]	Romania	2.000%	12/8/26	806	998
[4]	Romania	2.500%	2/8/30	196	237
[2,4]	Romania	2.000%	4/14/33	235	260
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,020	1,088
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	267	271
	State of Qatar	4.500%	1/20/22	445	450
	State of Qatar	3.375%	3/14/24	200	213
	State of Qatar	3.400%	4/16/25	1,815	1,957
	United Mexican States	3.750%	1/11/28	670	730
	United Mexican States	4.500%	4/22/29	670	754
	United Mexican States	3.250%	4/16/30	223	229
Total Sovereign Bonds (Cost $70,255)					70,971
Taxable Municipal Bonds (0.0%)
[15]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	545
[3]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.786%	1/2/25	69	69
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	175	194
Total Taxable Municipal Bonds (Cost $769)					808
				Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[16]	Vanguard Short-Term Corporate Bond ETF (Cost $2,608)			32,236	2,656
		Coupon
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[17]	Vanguard Market Liquidity Fund (Cost $116,659)	0.068%		1,166,587	116,659

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	19,049	29
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	19,102	29
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	19,119	28
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	19,119	31
					117

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	11/17/21	1.075%	1,720	9
Total Options Purchased (Cost $347)					126
Total Investments (99.0%) (Cost $2,302,002)					2,324,326
Other Assets and Liabilities—Net (1.0%)					24,459
Net Assets (100%)					2,348,785
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $291,561,000, representing 12.4% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Face amount denominated in euro.
5	Face amount denominated in British pounds.
6	Face amount denominated in Australian dollars.
7	Guaranteed by the Republic of Azerbaijan.
8	Guaranteed by multiple countries.
9	Face amount denominated in Canadian dollars.
10	Non-income-producing security—security in default.
11	Security value determined using significant unobservable inputs.
12	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2021, the aggregate value of these securities was $379,000, representing 0.0% of net assets.
13	Represents an unsettled loan as of September 30, 2021. The coupon rate is not known until the settlement date.
14	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2021.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions

Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	11/17/21	1.055%	1,720	(5)
Total Options Written (Premiums Received $6)					(5)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2021	434	95,504	(53)
5-Year U.S. Treasury Note	December 2021	1,442	176,994	(851)
				(904)

Short Futures Contracts
10 Year U.K. Long Gilt	December 2021	(31)	(5,227)	163
10-Year AUD Treasury Bond	December 2021	(8)	(818)	15
10-Year U.S. Treasury Note	December 2021	(87)	(11,450)	162
3-Year AUD Treasury Bond	December 2021	(31)	(2,610)	6
5-Year Government of Canada Bond	December 2021	(7)	(689)	6
Euro-Bobl	December 2021	(183)	(28,602)	172
Euro-Bund	December 2021	(11)	(2,164)	33
Euro-Schatz	December 2021	(68)	(8,838)	7
Long U.S. Treasury Bond	December 2021	(2)	(318)	7
Ultra 10-Year U.S. Treasury Note	December 2021	(14)	(2,034)	35
Ultra Long U.S. Treasury Bond	December 2021	(3)	(573)	21
				627
				(277)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	10/27/21	CAD	4	USD	3	—	—
State Street Bank & Trust Co.	10/27/21	CAD	1	USD	1	—	—
Morgan Stanley Capital Services Inc.	10/27/21	EUR	2,809	USD	3,284	—	(28)
JPMorgan Chase Bank, N.A.	10/27/21	EUR	2,180	USD	2,523	3	—
Bank of Montreal	10/27/21	EUR	1,440	USD	1,673	—	(4)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	10/27/21	EUR	500	USD	588	—	(9)
UBS AG	10/27/21	EUR	487	USD	563	1	—
Citibank, N.A.	10/27/21	EUR	337	USD	396	—	(5)
Barclays Bank plc	10/27/21	EUR	279	USD	327	—	(4)
Barclays Bank plc	10/27/21	USD	23,385	AUD	32,130	154	—
Citibank, N.A.	10/27/21	USD	1,385	CAD	1,777	—	(19)
State Street Bank & Trust Co.	10/27/21	USD	33,471	EUR	28,496	445	—
Morgan Stanley Capital Services Inc.	10/27/21	USD	30,097	EUR	25,547	490	—
Bank of America, N.A.	10/27/21	USD	1,081	EUR	914	22	—
UBS AG	10/27/21	USD	511	EUR	435	7	—
State Street Bank & Trust Co.	10/27/21	USD	15,620	GBP	11,361	312	—
Barclays Bank plc	10/27/21	USD	4	JPY	471	—	—
						1,434	(69)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/21/24	USD	3,945	1.000	87	(1)
CDX-NA-IG-S37-V1	12/22/26	USD	46,505	1.000	1,127	(41)
					1,214	(42)

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	1,135	(5.000)	(107)	—
					1,107	(42)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	2	1	1	—
American Express Co./A3	12/23/25	GSI	100	1.000	3	3	—	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	415	1.000	5	2	3	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	835	1.000	6	2	4	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	—	(1)	1	—
Boeing Co./Baa2	12/21/24	JPMC	310	(1.000)	(2)	17	—	(19)
Boeing Co./Baa2	6/21/24	GSI	635	1.000	4	8	—	(4)
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	3	3	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	2	2	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	3	2	1	—
Dow Chemical Co./Baa2	12/23/25	GSI	100	1.000	2	2	—	—
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A2	12/23/25	GSI	100	1.000	3	3	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	3	2	1	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	3	3	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	3	3	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	3	2	1	—
Metlife Inc./A3	12/21/21	BARC	160	1.000	—	—	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	3	2	1	—
People’s Republic of China/A1	6/21/24	GSI	295	1.000	7	4	3	—
People’s Republic of China/A1	6/21/22	BNPSW	665	1.000	5	1	4	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	3	2	1	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Chile/A1	12/22/26	GSI	1,005	1.000	7	6	1	—
Republic of Chile/A1	12/22/26	JPMC	170	1.000	1	1	—	—
Republic of Chile/A1	12/22/26	MSCS	550	1.000	3	4	—	(1)
Republic of Indonesia/Baa2	6/23/26	MSCS	840	1.000	11	5	6	—
Russian Federation/Baa3	12/22/26	BOANA	640	1.000	4	4	—	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	2	1	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	3	3	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/21/22	GSI	835	1.000	9	4	5	—
					111	96	39	(24)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	515	(1.000)	(7)	(3)	—	(4)
Bank of China Ltd.	6/21/22	BNPSW	665	(1.000)	(4)	—	—	(4)
Bank of China Ltd.	12/21/21	BNPSW	300	(1.000)	(1)	—	—	(1)
CVS Health Corp.	12/23/25	GSI	100	1.000	3	2	1	—
CVS Health Corp.	12/20/21	BARC	625	(1.000)	(1)	(1)	—	—
CVS Health Corp.	12/21/21	JPMC	700	(1.000)	(2)	(1)	—	(1)
Deutsche Bank AG	12/21/22	JPMC	500	(1.000)	(5)	(1)	—	(4)
Federative Republic of Brazil	12/22/26	MSCS	915	(1.000)	47	47	—	—
Lincoln National Corp.	12/23/25	GSI	100	1.000	2	1	1	—
Lincoln National Corp.	12/21/21	BARC	160	(1.000)	—	—	—	—
McDonald’s Corp.	6/22/22	GSI	675	(1.000)	(5)	(3)	—	(2)
Raytheon Co.	12/20/21	GSI	1,165	(1.000)	(4)	(2)	—	(2)
Republic of Colombia	12/22/26	MSCS	330	(1.000)	11	8	3	—
Republic of Turkey	12/22/26	HSBC	175	(1.000)	26	26	—	—
Societe Generale SA	12/21/21	JPMC	235	(1.000)	—	—	—	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Standard Chartered plc	12/21/21	JPMC	395	(1.000)	(1)	—	—	(1)
State of Qatar	6/21/22	CITNA	50	(1.000)	—	—	—	—
					59	73	5	(19)
					170	169	44	(43)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
HSBC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $760,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
H.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	165,622	—	165,622
Asset-Backed/Commercial Mortgage-Backed Securities	—	189,394	—	189,394
Corporate Bonds	—	1,778,090	—	1,778,090
Sovereign Bonds	—	70,971	—	70,971
Taxable Municipal Bonds	—	808	—	808
Common Stocks	2,656	—	—	2,656
Temporary Cash Investments	116,659	—	—	116,659
Options Purchased	—	126	—	126
Total	119,315	2,205,011	—	2,324,326
Derivative Financial Instruments
Assets
Futures Contracts[1]	627	—	—	627
Forward Currency Contracts	—	1,434	—	1,434
Swap Contracts	—[1]	44	—	44
Total	627	1,478	—	2,105
Liabilities
Options Written	—	5	—	5
Futures Contracts[1]	904	—	—	904
Forward Currency Contracts	—	69	—	69
Swap Contracts	42[1]	43	—	85
Total	946	117	—	1,063
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	121,885	NA1	NA1	—	—	48	—	116,659
Vanguard Short- Term Corporate Bond ETF	2,683	—	—	—	(27)	28	—	2,656
Total	124,568			—	(27)	76	—	119,315
1	Not applicable—purchases and sales are for temporary cash investment purposes.